UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number        811-09759
                                   ---------------------------------------------

                    Principal Partners MidCap Growth Fund, Inc.
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               (Exact name of registrant as specified in charter)

711 High Street, Des Moines, Iowa                                50392-2080
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(Address of principal executive offices)                         (Zip code)

    MICHAEL D. ROUGHTON                      Copy to:
    The Principal Financial Group            John W. Blouch, Esq.
    Des Moines, Iowa  50392-0300             Dykema Gossett PLLC
                                             Franklin Square, Suite 300 West
                                             1300 I Street, N.W.
                                             Washington, DC 20005-3306
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   515-248-3842
                                                    ----------------------------

Date of fiscal year end:   10/31/2004
                           -------------------------

Date of reporting period:  07/01/2004 - 06/30/2005
                           -------------------------

FUND:  Principal Partners MidCap Growth Fund, Inc.
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Mgmt Rec - Company Management Recommended Vote


                                                          Vote Summary Report
                                                      Jul 01, 2004 - Jun 30, 2005

Principal Mutual Fund
Principal Partners MidCap Growth Fund, Inc.

Mtg                 Company/                                              Mgmt         Vote            Record                 Shares
Date/Type           Ballot Issues                           Security      Rec          Cast            Date        Prpnent     Voted
------------------- --------------------------------------- ------------- ------------ --------------- ----------- ---------- ------
------------------------------------------------------------------------------------------------------------------------------------
09/21/04 - A        Activision, Inc. *ATVI*                 004930202                                  07/30/04               12,890
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Robert A. Kotick --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of affiliated outsiders
                               Barbara S. Isgur and Kenneth L. Henderson and
                               insiders Robert A. Kotick, Brian G. Kelly and
                               Ronald Doornink, from whom we will WITHHOLD votes
                               for lack of a two-thirds majority independent
                               board. We will also WITHHOLD votes from Barbara
                               S. Isgur for serving as an affiliated outsider on
                               the Audit and Compensation committees, and from
                               Kenneth L. Henderson for serving as an affiliated
                               outsider on the Nominating Committee. In
                               addition, we will WITHHOLD votes from Robert A.
                               Kotick for serving as both chairman and CEO.
                    1.2     Elect Director Brian G. Kelly --- Withhold
                    1.3     Elect Director Ronald Doornink --- Withhold
                    1.4     Elect Director Robert J. Corti --- For
                    1.5     Elect Director Kenneth L. Henderson ---
                            Withhold
                    1.6     Elect Director Barbara S. Isgur --- Withhold
                    1.7     Elect Director Robert J. Morgado --- For
                    1.8     Elect Director Peter J. Nolan --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions upon which  investors  then rely. We support this item. The non-audit  consulting  fees are  less  than 25  percent  of total fees paid.  As such,  we will vote for the  company's auditor.


05/26/05 - A        Advanced Medical Optics, Inc. *EYE*     00763M108                                  04/14/05                5,560
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director James V. Mazzo --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director James O. Rollans --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest.


05/26/05 - S        Advanced Medical Optics, Inc. *EYE*     00763M108                                  04/20/05                5,560
                    1       Issue Shares in Connection with an            For          For                         Mgmt
                            Acquisition
                               Based on our review of the terms of the
                               transaction and the factors described above, in
                               particular the sensible strategic rationale, we
                               believe that the merger agreement warrants
                               shareholder support.
                    2       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    3       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               20.92% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  Advanced Medical Optics should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    4       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS  approves of these items  because the plans comply with
                               Section 423 of the  Internal  Revenue  Code,  the number of
                               shares  being  added  is   relatively   conservative,   the
                               offering periods are reasonable,  and there are limitations on participation.
                    5       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt


06/01/05 - A        Affiliated Managers Group, Inc. *AMG*   008252108                                  04/15/05                4,965
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard Floor --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Sean M. Healey, William J. Nutt and
                               affiliated outsider Richard E. Floor, from whom
                               we will WITHHOLD votes for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from William J. Nutt for standing as a
                               non-independent board chairman.
                    1.2     Elect Director Sean M. Healey --- Withhold
                    1.3     Elect Director Harold J. Meyerman --- For
                    1.4     Elect Director William J. Nutt --- Withhold
                    1.5     Elect Director Robert C. Puff, Jr. --- For
                    1.6     Elect Director Rita M. Rodriguez --- For
                    2       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit exceeds our guidelines for executive incentive  programs.  As such,
                               this  plan  has  the   potential   to   negatively   impact
                               shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


02/15/05 - S        Alamosa Holdings, Inc. *APCS*           011589108                                  01/12/05               14,920
                    1       Issue Shares in Connection with an            For          For                         Mgmt
                            Acquisition
                               PVS Comment and Vote Recommendation Based on our
                               review of the terms of the transaction and the
                               factors described above, we believe that the
                               share issuance warrants shareholder support. As
                               such, PVS will support this item.


06/02/05 - A        Alamosa Holdings, Inc. *APCS*           011589108                                  04/08/05               23,040
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Kendall W. Cowan --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insider Kendall W. Cowan
                               and affiliated outsider Thomas F. Riley from whom
                               we will WITHHOLD votes for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from Thomas F. Riley for standing as an
                               affiliated outsider on the Audit and Nominating
                               committees.
                    1.2     Elect Director Schuyler B. Marshall --- For
                    1.3     Elect Director Thomas F. Riley --- Withhold
                    1.4     Elect Director Jane E. Shivers --- For
                    2       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    3       Amend Omnibus Stock Plan                      For          For                         Mgmt
                               PVS supports  amendments  which  provide that future awards be contingent upon the attainment of specified  performance goals.  Approval  of this  amendment  would  also allow the company tax deductibility under Section 162(m).
                    4       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/22/05 - A        Allegheny Technologies, Inc. *ATI*      01741R102                                  03/03/05               10,960
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Robert P. Bozzone --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director James C. Diggs --- For
                    1.3     Elect Director Michael J. Joyce --- For
                    1.4     Elect Director W. Craig McClelland --- For
                    1.5     Elect Director Louis J. Thomas --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.
                    3       Re-Approve Performance-Based Goals under      For          For                         Mgmt
                            Incentive Plan
                               Approval of this item will continue the tax
                               deductibility benefits for performance-based
                               compensation under Section 162(m). As such, we
                               support this item.


06/07/05 - A        Alliance Data Systems Corp. *ADS*       018581108                                  04/14/05                8,660
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Bruce K. Anderson --- For
                               We will vote FOR the director nominees with the
                               exception of Audit Committee member Roger H.
                               Ballou, from whom we will WITHHOLD votes for
                               neglecting to include auditor ratification on the
                               proxy ballot.
                    1.2     Elect Director Roger H. Ballou --- Withhold
                    1.3     Elect Director E. Linn Draper, Jr --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for this  incentive  plan is
                               14.63%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  Alliance Data Systems
                               Corp.  should follow suit, to better  reflect the company's true  earnings and provide  additional  discipline  against overuse.
                    3       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.
                    4       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS  approves of this item  because the  amendments  are to comply with Section 423 of the Internal Revenue Code.


05/10/05 - A        Altera Corp. *ALTR*                     021441100                                  03/14/05               26,710
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director John P. Daane --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insider John P. Daane and
                               affiliated outsiders William E. Terry, Paul
                               Newhagen and Robert W. Reed from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from John P. Daane for serving as both chairman
                               and CEO, and from William E. Terry and Robert W.
                               Reed for standing as non-independents on key
                               board committees.
                    1.2     Elect Director Robert W. Reed --- Withhold
                    1.3     Elect Director Charles M. Clough --- For
                    1.4     Elect Director Robert J. Finocchio, Jr ---
                            For
                    1.5     Elect Director Kevin McGarity --- For
                    1.6     Elect Director Paul Newhagen --- Withhold
                    1.7     Elect Director William E. Terry --- Withhold
                    1.8     Elect Director Susan Wang --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               17.25% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  Altera  should follow suit,  to better  reflect the  company's  true earnings and provide additional discipline against overuse.
                    3       Amend Stock Option Plan                       For          Against                     Mgmt
                               PVS notes that Proposal 3 is an  alternative to Proposal 2.
                               In the event that  stockholders do not approve  Proposal 2, they have been  requested  to approve the  amendment to the
                               1996  Stock  Option  Plan.        We  do not  support  this
                               proposal.  The company's  potential  Voting Power  Dilution
                               (VPD) for all  incentive  plans is 17.25% which exceeds our guidelines.  Proposals  that  add to a  company's  VPD  can
                               potentially   dilute   the  voting   interests   of  common
                               shareholders.  Additionally,  the  company  does not  fully expense its stock options.  Given their current  accounting treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused   stock  options  can  give   executives   perverse
                               incentives  to inflate  their  company's  earnings  or make irresponsibly  optimistic  forecasts in order to keep stock
                               prices  high  and  their  paychecks  gargantuan.   Numerous
                               companies  have chosen to  acknowledge  the  distortion  to reported  earnings caused by the  non-expensing  of options and have  elected  to expense  options  going  forward.  We believe  Altera should  follow suit, to better  reflect the company's true earnings and provide  additional  discipline against overuse.
                    4       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    5       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.
                    6       Expense Stock Options                         Against      For                         ShrHoldr
                               PVS  supports  the  general   principle   motivating   this
                               non-binding  proposal.  In the wake of financial  reporting problems and excessive executive  compensation at companies like Enron Corp.,  Worldcom  Inc.,  and Tyco  International
                               Ltd.,  we agree with the growing  investor  consensus  that companies  should expense the costs  associated  with stock
                               options  in  order  to  increase   the  accuracy  of  their
                               financial  statements.   Since  the  expensing  of  options
                               lowers earnings,  most companies have elected not to do so.
                               Instead,  most  companies  have  opted to  disclose  option values  only in the  footnotes  to  their  annual  reports.
                                       According to an Apr. 14, 2005 letter from
                               the SEC, mandatory option expensing will be
                               delayed by six months from its initial
                               implementation date of June 15 2005. Until then,
                               the absence of an accepted methodology with which
                               to value the contingent cost of stock options
                               will allow companies like Altera to keep the cost
                               of stock options off the income statement.
                               However, given the fact that stock options have
                               become an integral component of compensation,
                               their value cannot be ignored and treated as
                               "no-cost" compensation. Given that (1) many
                               companies use stock options as a significant
                               component of overall compensation, (2) the
                               exercise of options result in a transfer of
                               shareholder value, and (3) the contingent cost of
                               options reduces earnings, we believe that options
                               should be expensed along with all other forms of
                               compensation to better reflect the company's true
                               earnings and provide additional discipline
                               against overuse.
                    7       Require a Majority Vote for the Election of   Against      For                         ShrHoldr
                            Directors
                               PVS views the debate over the current director
                               election system as useful and timely. A variety
                               of reform measures should be considered. We
                               believe it is important to have a discussion over
                               the merits and flaws of the current director
                               election system in the U.S. The arguments against
                               a majority vote requirement raise serious issues.
                               Therefore, we support the majority vote principle
                               but we believe that boards should have wide
                               latitude in designing a workable standard. If
                               this proposal were presented as a binding agenda
                               item, we would carefully consider the
                               ramifications of implementation. If a company
                               were to receive majority shareholder support on
                               this proposal, we would look to the company to
                               create a workable model for its own election
                               system. In supporting this precatory proposal, we
                               advocate that the director election system give
                               full effect to the shareholder franchise. Perhaps
                               with support for this proposal, coupled with
                               continued debate on election reforms, the
                               director election system can evolve to the next
                               level.


01/20/05 - A        Amdocs Limited *DOX*                    G02602103                                  11/24/04                6,230
                            Meeting for Holders of ADRs
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Bruce K. Anderson --- For
                               These are routine board elections.
                    1.2     Elect Director Adrian Gardner --- For
                    1.3     Elect Director Dov Baharav --- For
                    1.4     Elect Director Julian A. Brodsky --- For
                    1.5     Elect Director Charles E. Foster --- For
                    1.6     Elect Director Eli Gelman --- For
                    1.7     Elect Director James S. Kahan --- For
                    1.8     Elect Director Nehemia Lemelbaum --- For
                    1.9     Elect Director John T. Mclennan --- For
                    1.10    Elect Director Robert A. Minicucci --- For
                    1.11    Elect Director Simon Olswang --- For
                    1.12    Elect Director Mario Segal --- For
                    2       APPROVAL OF CONSOLIDATED FINANCIAL            For          For                         Mgmt
                        STATEMENTS FOR FISCAL YEAR 2004.
                               We will support this routine item.
                    3       RATIFICATION AND APPROVAL OF ERNST & YOUNG    For          For                         Mgmt
                            LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF
                            BOARD TO FIX REMUNERATION.


06/09/05 - A        American Power Conversion Corp.         029066107                                  04/13/05                5,320
                    *APCC*
                    1       Fix Number of Directors                       For          For                         Mgmt
                               PVS believes that the proposed change is minor
                               and that it is not motivated by a desire to
                               entrench management.
                    2       Elect Directors                               For          Split                       Mgmt
                    2.1     Elect Director Rodger B. Dowdell, Jr. ---
                            Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the
                               exception  of  insiders  Neil  E.   Rasmussen,   Rodger  B.
                               Dowdell,  Jr. and affiliated  outsiders James D. Gerson and
                               Ervin F. Lyon,  from whom we will  WITHHOLD  votes for lack of a two-thirds  majority  independent  board. We will also
                               WITHHOLD  votes from James D.  Gerson and Ervin F. Lyon for standing as affiliated  outsiders on key board  committees, and  from  Rodger  B.  Dowdell,  Jr.  for  serving  as both chairman and CEO.
                    2.2     Elect Director Neil E. Rasmussen ---
                            Withhold
                    2.3     Elect Director Ervin F. Lyon --- Withhold
                    2.4     Elect Director James D. Gerson --- Withhold
                    2.5     Elect Director John G. Kassakian --- For
                    2.6     Elect Director John F. Keane, Sr. --- For
                    2.7     Elect Director Ellen B. Richstone --- For
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/11/05 - A        AmeriGroup Corp. *AGP*                  03073T102                                  03/28/05                1,320
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Richard D. Shirk --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Jeffrey B. Child --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.
                    3       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               16.12%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  AmeriGroup Corp. should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.


02/16/05 - A        Ameritrade Holdings Corp. *AMTD*        03074K100                                  12/20/04               13,840
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director J. Joe Ricketts --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominee Dan
                               W. Cook III, and WITHHOLD votes from insider J.
                               Joe Ricketts for lack of a two-thirds majority
                               independent board, and for serving as a
                               non-independent board chairman.
                    1.2     Elect Director Dan W. Cook III --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               We  do  not  support  this  item.  In  this  instance,  the non-auditing  consulting  fees are more than 25  percent of total  fees  paid.  As  such,  we  will  vote  against  the
                               company's   auditor.   We  believe  the  integrity  of  the
                               auditor's  relationship  with the  company  is  compromised when a firm is  paid  excessive  consulting  fees on top of those paid for auditing services.  This arrangement has the potential  to open the  auditor  process to a wide range of conflicts of interest.
                    3       Other Business                                For          Against                     Mgmt
                               As we cannot know the content of these issues, we
                               do not support this request.


04/26/05 - A        AMETEK, Inc. *AME*                      031100100                                  03/11/05                4,890
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Sheldon S. Gordon ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               WITHHOLD votes from insider Frank S. Hermance and
                               affiliated outsiders Sheldon S. Gordon and David
                               P. Steinmann for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Sheldon S. Gordon for standing as an
                               affiliated outsider on key board committees, and
                               from Frank S. Hermance for serving as both
                               chairman and CEO.
                    1.2     Elect Director Frank S. Hermance ---
                            Withhold
                    1.3     Elect Director David P. Steinmann ---
                            Withhold
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               Although the potential  Voting Power Dilution (VPD) for all incentive plans of 9.10% meets our guidelines,  the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  AMETEK,  Inc.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


04/21/05 - A        Apple Computer, Inc. *AAPL*             037833100                                  03/01/05               10,390
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Fred D. Anderson --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director William V. Campbell --- For
                    1.3     Elect Director Millard S. Drexler --- For
                    1.4     Elect Director Albert A. Gore, Jr. --- For
                    1.5     Elect Director Steven P. Jobs --- For
                    1.6     Elect Director Arthur D. Levinson --- For
                    1.7     Elect Director Jerome B. York --- For
                    2       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit exceeds our guidelines for executive incentive  programs.  As such,
                               this  plan  has  the   potential   to   negatively   impact
                               shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               16.58%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe Apple  Computer,  Inc.
                               should  follow suit, to better  reflect the company's  true
                               earnings   and  provide   additional   discipline   against
                               overuse.        We   however,   commend   the  company  for
                               expressly  forbidding  the repricing of stock options under the plan and for  committing to an average burn rate of 2.5 percent of shares  outstanding  from  fiscal 2005 to fiscal
                               2007 (see Additional Notes under Plan Features).
                    4       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    5       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.
                    6       Performance- Based/Indexed Options            Against      For                         ShrHoldr
                               Conclusion:    PVS    supports    the   use   of   indexed,
                               premium-priced,   and  performance-vested   options,  which
                               encourage  executives to  outperform  rivals and the market as a whole  rather than being  rewarded for any rise in the share  price,  which  can  occur if  empirical  performance measures  are not  incorporated  into the  structure of the options.  We recognize that the company  awards  time-based
                               restricted   stock.   However,   while   the   Compensation
                               Committee  does take into  account  the  company's  overall performance as well as individual  performance when setting compensation,  it does not  appear  that the stock  options
                               and   restricted   stock   awards  are  tied  to   specific
                               performance   measures.   These   awards  are   subject  to
                               time-based vesting,  rather than  performance-vesting.  PVS favors the use of equity  grants whose grant or vesting are directly tied to the  attainment  of disclosed  performance
                               criteria  and  the  associated  hurdle  rates.   Given  the
                               principle of pay for  performance  (and the  potential  for excessive  pay untied to results  inherent  in  fixed-price stock options),  we believe this is a worthy proposal which sends  management a clear  message on the  responsible  and proper  use of  equity  compensation  in  conjunction  with performance.


01/27/05 - A        Ashland Inc. *ASH*                      044204105                                  11/22/04                3,680
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Bernadine P. Healy, M.D. ---
                            For
                               We will vote FOR the director nominees with the
                               exception of insider James J. O'Brien, from whom
                               we will WITHHOLD votes for serving as chairman
                               and CEO.
                    1.2     Elect Director Kathleen Ligocki --- For
                    1.3     Elect Director James J. O'Brien --- Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/26/05 - A        Bausch & Lomb Inc. *BOL*                071707103                                  03/01/05                4,740
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Paul A. Friedman --- For
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of affiliated outsider William
                               H. Waltrip, from whom we will WITHHOLD votes for
                               lack of a two-thirds majority independent board
                               and for standing as an affiliated outsider on the
                               Compensation and Nominating committees.
                    1.2     Elect Director Jonathan S. Linen --- For
                    1.3     Elect Director William H. Waltrip ---
                            Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.
                    3A         Declassify the Board of Directors For For Mgmt
                               PVS commends management for submitting this
                               proposal, which demonstrates a commitment to
                               shareholders' interests.
                    3B         Reduce Supermajority Vote Requirement For For
                               Mgmt Requiring approval by more than a simple
                               majority of voting shares may entrench management
                               by preventing actions that may benefit
                               shareholders.
                    3C         Authorize Board to Fill Vacancies For For Mgmt
                               This is a housekeeping item that removes a
                               provision from the charter which is not required
                               to be in the charter, while keeping a similar
                               provision in the bylaws.
                    3D      Remove Supermajority Vote Requirement for     For          For                         Mgmt
                            Removal of Directors
                               Requiring approval by more than a simple majority
                               of voting shares may entrench management by
                               preventing actions that may benefit shareholders.
                    3E      Remove Supermajority Vote Requirement for     For          For                         Mgmt
                            Amendments
                               Requiring approval by more than a simple majority
                               of voting shares may entrench management by
                               preventing actions that may benefit shareholders.


06/30/05 - A        Bed Bath & Beyond Inc. *BBBY*           075896100                                  05/05/05               12,010
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Leonard Feinstein ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider Leonard Feinstein and affiliated
                               outsider Robert Kaplan, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Robert Kaplan for serving as a
                               non-independent board chairman.
                    1.2     Elect Director Robert Kaplan --- Withhold
                    1.3     Elect Director Dean S. Adler --- For
                    1.4     Elect Director Jordan Heller --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.
                    3       Adopt ILO-based Code of Conduct               Against      For                         ShrHoldr
                               We  will  support  this  proposal  based  on  the  lack  of disclosure on company  policies  related to workplace human rights standards.
                    4       Review/Limit Executive Compensation           Against      For                         ShrHoldr
                               Given  that the  company  does not  maintain  the  specific mechanisms  required by PVS to promote  long-term value for shareholders,  we believe that support for this non-binding proposal  sends a strong  message  to the board to  require executives  to  have a  long-term  stake  in  the  company.
                               Therefore,   executives   are   committed  to  promote  the
                               long-term value for shareholders.
                    5       Declassify the Board of Directors             Against      For                         ShrHoldr
                               The  ability  to  elect   directors   is  the  single  most
                               important  use  of  the  shareholder  franchise,   and  all
                               directors  should  be  accountable  on an annual  basis.  A classified  board can entrench  management and  effectively preclude  most  takeover  bids  or  proxy  contests.  Board classification  forces dissidents and would-be acquirers to
                               negotiate   with  the  incumbent   board,   which  has  the
                               authority to decide on offers without a shareholder vote.


05/11/05 - A        Benchmark Electronics, Inc. *BHE*       08160H101                                  03/31/05                8,120
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Donald E. Nigbor --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Steven A. Barton, Cary T. Fu, Donald
                               E. Nigbor and affiliated outsiders Peter G.
                               Dorflinger and John C. Custer, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Peter G. Dorflinger and John C. Custer for
                               standing as affiliated outsiders on key board
                               committees, and from Donald E. Nigbor for serving
                               as a non-independent board chairman.
                    1.2     Elect Director Cary T. Fu --- Withhold
                    1.3     Elect Director Steven A. Barton --- Withhold
                    1.4     Elect Director John W. Cox --- For
                    1.5     Elect Director John C. Custer --- Withhold
                    1.6     Elect Director Peter G. Dorflinger ---
                            Withhold
                    1.7     Elect Director Laura W. Lang --- For
                    1.8     Elect Director Bernee D.L. Strom --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


09/18/04 - A        Biomet, Inc. *BMET*                     090613100                                  07/21/04                6,210
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director M. Ray Harroff --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of L. Gene Tanner, Charles E.
                               Niemier, Jerry L. Miller and M. Ray Harroff, from
                               whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board. We will
                               also WITHHOLD votes from Jerry L. Miller, L. Gene
                               Tanner and M. Ray Harroff for serving as
                               affiliated outsiders on key board committees.
                    1.2     Elect Director Jerry L. Miller --- Withhold
                    1.3     Elect Director Charles E. Niemier ---
                            Withhold
                    1.4     Elect Director L. Gene Tanner --- Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/20/05 - A        C. R. Bard, Inc. *BCR*                  067383109                                  02/28/05                7,920
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director T. Kevin Dunnigan ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of affiliated outsider T. Kevin
                               Dunnigan from whom we will WITHHOLD votes for
                               serving as a non-independent on the Audit
                               Committee.
                    1.2     Elect Director Gail K. Naughton, Ph.D. ---
                            For
                    1.3     Elect Director John H. Weiland --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Adopt ILO based Code of Conduct               Against      For                         ShrHoldr
                               In this case,  C. R. Bard,  Inc. does not appear to have an established,  formal  code  of  conduct  that  specifically
                               references   certain  issues  related  to  workplace  human
                               rights.  We also  note that  many  multinational  companies have  established  such codes or standards  and have posted them on their websites.  PVS believes that formal workplace
                               labor   rights    policies   can   help   companies   avoid
                               high-profile  public issues,  thus managing reputation risk and  mitigating  the potential for exposure to costly fines or  litigation.  Although the company has not been involved in any recent, significant human rights controversies,  PVS believes  that  the  adoption  of a code  of  conduct  that substantially  addresses workplace human rights will not be prohibitively  costly or unduly burdensome for the company.
                               In our  opinion,  full  endorsement  of the ILO  principles should  help to  minimize  controversies  which may lead to financial  liability  while at the same time  strengthening the  company's  public  commitment  to uphold  the  highest labor  standards  for its global  operations.  As such,  we believe this shareholder proposal warrants support.


05/11/05 - A        CDW Corp. *CDWC*                        12512N105                                  03/18/05                6,860
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Michelle L. Collins --- For
                               We will vote FOR the director nominees with the
                               exception of John A. Edwardson, from whom we will
                               WITHHOLD votes for serving as both chairman and
                               CEO.
                    1.2     Elect Director Casey G. Cowell --- For
                    1.3     Elect Director John A. Edwardson ---
                            Withhold
                    1.4     Elect Director Daniel S. Goldin --- For
                    1.5     Elect Director Donald P. Jacobs --- For
                    1.6     Elect Director Stephan A. James --- For
                    1.7     Elect Director Michael P. Krasny --- For
                    1.8     Elect Director Terry L. Lengfelder --- For
                    1.9     Elect Director Susan D. Wellington --- For
                    1.10    Elect Director Brian E. Williams --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.
                    3       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.


06/15/05 - A        Celgene Corp. *CELG*                    151020104                                  04/28/05                4,340
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director John W. Jackson --- Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the exception of insider John W. Jackson,  Sol J. Barer, Ph.D.,
                               Robert J. Hugin,  and affiliated  outsiders  Frank T. Cary,
                               Richard C.E. Morgan,  and Walter L. Robb,  Ph.D., from whom we will  WITHHOLD  votes for lack of a two-thirds  majority independent  board.  We will also WITHHOLD votes from Frank
                               T. Cary,  Richard C.E.  Morgan,  and Walter L. Robb,  Ph.D.
                               for  standing  as  an  affiliated  outsider  on  key  board committees,  and from John W.  Jackson  for serving as both chairman and CEO.
                    1.2     Elect Director Sol J. Barer, Ph.D. ---
                            Withhold
                    1.3     Elect Director Robert J. Hugin --- Withhold
                    1.4     Elect Director Jack L. Bowman --- For
                    1.5     Elect Director Frank T. Cary --- Withhold
                    1.6     Elect Director Michael D. Casey --- For
                    1.7     Elect Director Arthur Hull Hayes, Jr., M.D.
                            --- For
                    1.8     Elect Director Gilla Kaplan, Ph.D. --- For
                    1.9     Elect Director Richard C.E. Morgan ---
                            Withhold
                    1.10    Elect Director Walter L. Robb, Ph.D. ---
                            Withhold
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for this  incentive  plan is
                               14.41%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going  forward.  We believe  Celgene  Corp.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    3       Amend Non-Employee Director Stock Option      For          Against                     Mgmt
                            Plan
                               We do not support this plan. The company's
                               potential Voting Power Dilution (VPD) for this
                               incentive plan is 12.68%, which exceeds our
                               guidelines. Proposals that add to a company's VPD
                               can potentially dilute the voting interests of
                               common shareholders. In addition, the company
                               does not fully expense its stock options. Given
                               their current accounting treatment of not being
                               charged as an expense against earnings, stock
                               options have been the ultimate tax dodge for
                               companies wishing to lavishly compensate
                               employees. Misused stock options can give
                               executives perverse incentives to inflate their
                               company's earnings or make irresponsibly
                               optimistic forecasts in order to keep stock
                               prices high and their paychecks gargantuan.
                               Numerous companies have chosen to acknowledge the
                               distortion to reported earnings caused by the
                               non-expensing of options and have elected to
                               expense options going forward. We believe Celgene
                               Corp. should follow suit, to better reflect the
                               company's true earnings and provide additional
                               discipline against overuse.
                    4       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/26/05 - A        Centene Corp. *CNC*                     15135B101                                  03/04/05                5,370
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Michael F. Neidorff ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR director nominee John R. Roberts and
                               WITHHOLD votes from insider Michael F. Neidorff
                               for lack of a two-thirds majority independent
                               board and for serving as both chairman and CEO.
                    1.2     Elect Director John R. Roberts --- For
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We  do  not  support  this  plan.  Firstly,  the  company's three-year  average  burn rate of 6.39% is higher  than its
                               four-digit   GICS  peer  group  burn  rate  of  5.2%,   and
                               therefore fails to meet our guidelines.  Secondly, the plan allows  for  the  repricing  of  underwater  stock  options without shareholder  approval. We believe repricing reduces the incentive  value of the plan by undermining the concept
                               that  stock   options  are   intended  to  be  a  long-term
                               incentive.  Thirdly,  the company's  potential Voting Power
                               Dilution  (VPD) for all  incentive  plans is 20.26%,  which exceeds our  guidelines.  Proposals that add to a company's
                               VPD can potentially  dilute the voting  interests of common shareholders.  Finally,  the company does not fully expense
                               its  stock   options.   Given  their   current   accounting
                               treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused   stock  options  can  give   executives   perverse
                               incentives  to inflate  their  company's  earnings  or make irresponsibly  optimistic  forecasts in order to keep stock
                               prices  high  and  their  paychecks  gargantuan.   Numerous
                               companies  have chosen to  acknowledge  the  distortion  to reported  earnings caused by the  non-expensing  of options and have  elected  to expense  options  going  forward.  We
                               believe  Centene  Corp.   should  follow  suit,  to  better
                               reflect the company's true earnings and provide  additional discipline against overuse.


10/20/04 - S        Charles River Laboratories              159864107                                  09/13/04                6,020
                    International, Inc. *CRL*
                    1       Approve Merger Agreement                      For          For                         Mgmt
                               Conclusion:  The  success of the  proposed  transaction  is highly dependent upon successful integration.  We note that
                               Charles  River has a successful  acquisition  track record,
                               which  lessens  the  risk  of   unsuccessful   integration.
                               Although the offer is on the high-end  based on four of the
                               aforementioned   six  analyses   performed  by  CSFB,   the
                               proposed  deal has the  potential  to  create  an  industry
                               leader  in  the  drug  development   industry.   Given  the
                               potential  benefits to shareholders  and  management's  M&A track record, we believe the proposed  transaction warrants shareholder support.
                    2       Adjourn Meeting                               For          Against                     Mgmt
                               Once their votes have been cast, there is no
                               justification for spending more money to continue
                               pressing shareholders for more votes. We do not
                               support this request.


10/27/04 - A        CheckFree Corp. *CKFR*                  162813109                                  09/13/04               10,070
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Peter J. Kight --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will WITHHOLD votes from Jeffrey M.
                               Wilkins and Peter J. Kight for lack of a
                               two-thirds majority independent board. We will
                               also WITHHOLD votes from Audit Committee member
                               Jeffrey M. Wilkins for neglecting to include
                               auditor ratification on the ballot, and for
                               serving as an affiliated outsider on the Audit
                               and Nominating committees. In addition, we will
                               WITHHOLD votes from Peter J. Kight for serving as
                               both chairman and CEO, and from Lewis C. Levin
                               for poor attendance.
                    1.2     Elect Director Lewis C. Levin --- Withhold
                    1.3     Elect Director Jeffrey M. Wilkins ---
                            Withhold


06/21/05 - A        Chico *CHS*                             168615102                                  04/25/05               18,520
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Marvin J. Gralnick ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider Marvin J. Gralnick and affiliated
                               outsider John W. Burden, III, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from John W. Burden, III for standing as an
                               affiliated outsider on key board committees, and
                               from Marvin J. Gralnick for serving as a
                               non-independent board chairman.
                    1.2     Elect Director John W. Burden, III ---
                            Withhold
                    1.3     Elect Director Stewart P. Mitchell --- For
                    1.4     Elect Director David F. Walker --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/05/05 - A        Citrix Systems, Inc. *CTXS*             177376100                                  03/15/05               12,520
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Murray J. Demo --- For
                               We will vote FOR director nominee Murray J. Demo,
                               and WITHHOLD votes from John W. White for failure
                               to take sufficient action to address the
                               expensing of options proposal, in accordance with
                               the desires of shareholders.
                    1.2     Elect Director John W. White --- Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               21.78%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going  forward.  We believe  Citrix  Systems,  Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    3       Approve Qualified Employee Stock Purchase     For          Against                     Mgmt
                            Plan
                               Despite the reasonable offering period, PVS does
                               not support this proposal because the large
                               number of shares that would be reserved would
                               cause excessive voting power dilution.
                    4       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/04/05 - A        City National Corp. *CYN*               178566105                                  03/15/05                2,830
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard L. Bloch --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR director nominee Robert H. Tuttle and
                               WITHHOLD votes from insider Bram Goldsmith and
                               affiliated outsiders Richard L. Bloch and Kenneth
                               Ziffren for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Richard L. Bloch and Kenneth Ziffren for
                               standing as affiliated outsiders on key board
                               committees, and from Bram Goldsmith for serving
                               as a non-independent board chairman.
                    1.2     Elect Director Bram Goldsmith --- Withhold
                    1.3     Elect Director Robert H. Tuttle --- For
                    1.4     Elect Director Kenneth Ziffren --- Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


05/16/05 - A        CNET Networks, Inc. *CNET*              12613R104                                  03/18/05               25,300
                    1       Elect Director Betsey Nelson                  For          For                         Mgmt
                               The director nominee Betsey Nelson meets our
guidelines.
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


11/03/04 - A        Coach, Inc. *COH*                       189754104                                  09/15/04                9,750
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Joseph Ellis --- For
                               We will vote FOR the director nominees with the
                               exception of Audit Committee members Gary
                               Loveman, Irene Miller, Michael Murphy and Sally
                               Frame Kasaks, from whom we will WITHHOLD votes
                               for neglecting to include auditor ratification on
                               the proxy ballot. In addition, we will WITHHOLD
                               votes from Lew Frankfort for serving as both
                               chairman and CEO.
                    1.2     Elect Director Lew Frankfort --- Withhold
                    1.3     Elect Director Sally Frame Kasaks ---
                            Withhold
                    1.4     Elect Director Gary Loveman --- Withhold
                    1.5     Elect Director Irene Miller --- Withhold
                    1.6     Elect Director Keith Monda --- For
                    1.7     Elect Director Michael Murphy --- Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.96% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We  believe  Coach,  Inc.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.


06/03/05 - A        COGENT INC *COGT*                       19239Y108                                  04/19/05               10,260
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Ming Hsieh --- Withhold
                               We will vote FOR the directors with the
                               exceptions of insider Ming Hsieh and independent
                               outsider John P. Stenbit. We will WITHHOLD votes
                               from Ming Hsieh for serving as chairman and CEO
                               and from John P. Stenbit for poor attendance.
                    1.2     Elect Director John C. Bolger --- For
                    1.3     Elect Director John P. Stenbit --- Withhold
                    1.4     Elect Director Kenneth R. Thornton --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


06/14/05 - A        Cognizant Technology Solutions Corp.    192446102                                  04/18/05                9,490
                    *CTSH*
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Robert W. Howe --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Robert E. Weissman --- For
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for this  incentive  plan is
                               14.25%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  Cognizant  Technology
                               Solutions  Corp.  should follow suit, to better reflect the company's true earnings and provide  additional  discipline against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


06/23/05 - A/S      Cognos Inc. *CSN.*                      19244C109                                  04/26/05                3,430
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Robert G. Ashe --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director John E. Caldwell --- For
                    1.3     Elect Director Paul D. Damp --- For
                    1.4     Elect Director Pierre Y. Ducros --- For
                    1.5     Elect Director Robert W. Korthals --- For
                    1.6     Elect Director John J. Rando --- For
                    1.7     Elect Director Bill V. Russell --- For
                    1.8     Elect Director James M. Tory --- For
                    1.9     Elect Director Renato Zambonini --- For
                    2       Approve Ernst & Young LLP as Auditors         For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Amend 2003 Stock Option Plan                  For          Against                     Mgmt
                               We do not  support  this  plan.  This plan has an NSO share exercise  price  that is less than full  market  value.  We oppose plans that reflect an exercise  price less than full
                               fair  market  value  as  it  offers  poor   incentive   for
                               management and employees to build  shareholder  value.  The company's  potential  Voting Power  Dilution  (VPD) for all incentive  plans is 12.27%  which  exceeds our  guidelines.
                               Proposals  that  add to a  company's  VPD  can  potentially dilute the voting interests of common shareholders.
                    4       Amend Restricted Share Unit Plan              For          For                         Mgmt
                               The  circular  also notes that the  company is  considering adding performance  vesting provisions to the existing time vesting  provisions  already  included in the RSUP. We note that while nonemployee  directors are eligible participants under this plan,  they do not appear to have  received  any
                               RSU grants  since the RSUP was adopted in 2002.  Rather new directors  receive a one-time grant of 5,000 deferred share units upon their  initial  election or  appointment  to the the board.  The annual retainer for  nonemployee  directors consists of $50,000 to be paid as deferred  share units and
                               $25,000 cash,  which can also be paid out as cash. PVS does not oppose the RSUP as the provisions are  reasonable,  and the  size of the  plan is  relatively  conservative;  three
                               million  shares   represents  3.3  percent  of  outstanding
                               shares  and the shares are not  issued  from  treasury  but purchased on the open market.
                    5       Amend Employee Stock Purchase Plan            For          For                         Mgmt
                               We note that this  plan has broad  participation  including executive  officers.  The company  also has a stock  option plan for all  employees  and a  Restricted  Share Unit Plan for employees,  officers and directors. Given the number of shares  remaining  available for purchase,  dilution  under this plan is limited to 2.1 percent of  outstanding  shares on a non-diluted  basis, which is within our guidelines for such  plans.  This plan is  administered  by  non-executive directors,  who are not  eligible  to  participate  in this plan. The effective  purchase price discount is ten percent and employee  contributions  are limited to five percent of their annual  target  salary.  PVS does not oppose the ESPP
                               as  the   number   of   shares   reserved   is   relatively
                               conservative,  the offering period is reasonable, and there are limitations on participation.


05/25/05 - A        Community Health Systems, Inc. *CYH*    203668108                                  03/31/05                8,070
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Dale F. Frey --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director John A. Fry --- For
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.17%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense
                               options  going  forward.   We  believe   Community   Health
                               Systems,  Inc.  should follow suit,  to better  reflect the company's true earnings and provide  additional  discipline against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    4       Expense Stock Options                         Against      For                         ShrHoldr
                            We support this proposal.


06/16/05 - A        Comverse Technology, Inc. *CMVT*        205862402                                  04/25/05               18,360
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Kobi Alexander --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Kobi Alexander, Itsik Danziger,
                               William F. Sorin, and affiliated outsiders John
                               H. Friedman and Sam Oolie, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from John H. Friedman and Sam Oolie for standing
                               as affiliated outsiders on key board committees,
                               and from Kobi Alexander for serving as both
                               chairman and CEO.
                    1.2     Elect Director Raz Alon --- For
                    1.3     Elect Director Itsik Danziger --- Withhold
                    1.4     Elect Director John H. Friedman --- Withhold
                    1.5     Elect Director Ron Hiram --- For
                    1.6     Elect Director Sam Oolie --- Withhold
                    1.7     Elect Director William F. Sorin --- Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for this  incentive  plan is
                               12.43%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  Comverse  Technology,
                               Inc.  should follow suit,  to better  reflect the company's true  earnings and provide  additional  discipline  against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


07/01/04 - A        Cost Plus, Inc. *CPWM*                  221485105                                  05/07/04                   10
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Murray H. Dashe --- Withhold
                               We will vote FOR the director nominees with the
                               exception of Thomas D. Willardson, from whom we
                               will WITHHOLD votes for serving as an affiliated
                               outsider on key board committees, and from Murray
                               H. Dashe for serving as both chairman and CEO.
                    1.2     Elect Director Joseph H. Coulombe --- For
                    1.3     Elect Director Barry J. Feld --- For
                    1.4     Elect Director Danny W. Gurr --- For
                    1.5     Elect Director Kim D. Robbins --- For
                    1.6     Elect Director Fredric M. Roberts --- For
                    1.7     Elect Director Thomas D. Willardson ---
                            Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do not support this plan. Firstly,  this plan has an NSO share  exercise  price that is less than full market value.
                               We oppose  plans that  reflect an exercise  price less than full fair  market  value as it offers  poor  incentive  for
                               management  and  employees  to  build  shareholder   value.
                               Secondly,  the company's  potential  Voting Power  Dilution
                               (VPD) for this incentive plan is 13.11%,  which exceeds our guidelines.  Proposals  that  add to a  company's  VPD  can
                               potentially   dilute   the  voting   interests   of  common
                               shareholders.  Finally,  the company does not fully expense
                               its  stock   options.   Given  their   current   accounting
                               treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused   stock  options  can  give   executives   perverse
                               incentives  to inflate  their  company's  earnings  or make irresponsibly  optimistic  forecasts in order to keep stock
                               prices  high  and  their  paychecks  gargantuan.   Numerous
                               companies  have chosen to  acknowledge  the  distortion  to reported  earnings caused by the  non-expensing  of options and have  elected  to expense  options  going  forward.  We believe  Cost Plus,  Inc.  should  follow  suit,  to better reflect the company's true earnings and provide  additional discipline against overuse.
                    3       Amend Non-Employee Director Stock Option      For          Against                     Mgmt
                            Plan
                               Although the potential Voting Power Dilution
                               (VPD) for this incentive plan of 9.90% meets our
                               guidelines, the company does not fully expense
                               its stock options. Given their current accounting
                               treatment of not being charged as an expense
                               against earnings, stock options have been the
                               ultimate tax dodge for companies wishing to
                               lavishly compensate employees. Misused stock
                               options can give executives perverse incentives
                               to inflate their company's earnings or make
                               irresponsibly optimistic forecasts in order to
                               keep stock prices high and their paychecks
                               gargantuan. Numerous companies have chosen to
                               acknowledge the distortion to reported earnings
                               caused by the non-expensing of options and have
                               elected to expense options going forward. We
                               believe Cost Plus, Inc. should follow suit, to
                               better reflect the company's true earnings and
                               provide additional discipline against overuse.
                    4       Ratify Auditors                               For          For                         Mgmt
                               We support this item. The non-audit consulting
                               fees are less than 25 percent of total fees paid.
                               As such, we will vote for the company's auditor.


05/19/05 - A        Cymer, Inc. *CYMI*                      232572107                                  03/31/05               10,340
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Charles J. Abbe --- For
                               The director  nominees do not meet our guidelines.  We will
                               WITHHOLD  votes from  Edward H. Braun,  William G.  Oldman,
                               Ph.D.,  Young K. Sohn, Jon D. Tompkins,  Michael R. Gaulke,
                               Charles J. Abbe,  and Robert P. Akins for failing to remove
                               a  dead-hand,   slow-hand,   or  similar   feature  in  the
                               company's  poison pill.  We will also  WITHHOLD  votes from
                               Peter J. Simone for standing as an  affiliated  outsider on key board committees,  and from Robert P. Akins for serving as both chairman and CEO.
                    1.2     Elect Director Robert P. Akins --- Withhold
                    1.3     Elect Director Edward H. Braun --- For
                    1.4     Elect Director Michael R. Gaulke --- For
                    1.5     Elect Director William G. Oldham --- For
                    1.6     Elect Director Peter J. Simone --- Withhold
                    1.7     Elect Director Young K. Sohn --- For
                    1.8     Elect Director Jon D. Tompkins --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               17.10%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We  believe  Cymer,  Inc.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest.


05/23/05 - A        DADE BEHRING HLDGS INC *DADE*           23342J206                                  03/31/05                3,360
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Richard W. Roedel --- For
                               The director nominees meet our guidelines. Note
                               that we will not be withholding votes from audit
                               committee members Samuel K. Skinner and Richard
                               W. Roedel as they are new director nominees.
                    1.2     Elect Director Samuel K. Skinner --- For
                    2       Increase Authorized Preferred and Common      For          Against                     Mgmt
                            Stock
                               This is a bundled proposal. Because the number of
                               additional authorized common shares sought in
                               this proposal exceeds our guidelines, we will not
                               support the proportional increase in preferred
                               stock. As a policy, we will not support increases
                               in authorized common shares of this magnitude,
                               unless the company has offered a specific and
                               reasonable purpose for the additional shares. In
                               this case, the company has not offered a specific
                               reason for the share increase. Large increases in
                               authorized common stock may be used for
                               anti-takeover devices or to fund undesirable
                               increases in executive stock options without
                               shareholder approval.


04/20/05 - A        Doral Financial Corp. *DRL*             25811P100                                  03/09/05                4,400
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard F. Bonini ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Salomon Levis, Zoila Levis and
                               affiliated outsiders Richard F. Bonini, Edgar M.
                               Cullman, Jr., and John L. Ernst, from whom we
                               will WITHHOLD votes for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from Edgar M. Cullman, Jr. and John L.
                               Ernst for standing as affiliated outsiders on key
                               board committees and from Salomon Levis for
                               serving as both chairman and CEO.
                    1.2     Elect Director Edgar M. Cullman, Jr. ---
                            Withhold
                    1.3     Elect Director John L. Ernst --- Withhold
                    1.4     Elect Director Peter A. Hoffman --- For
                    1.5     Elect Director Efraim Kier --- For
                    1.6     Elect Director Salomon Levis --- Withhold
                    1.7     Elect Director Zoila Levis --- Withhold
                    1.8     Elect Director Harold D. Vicente --- For
                    1.9     Elect Director John B. Hughes --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


06/22/05 - A        DreamWorks Animation SKG, Inc.          26153C103                                  04/25/05                5,980
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Jeffrey Katzenberg ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders David Geffen, Paul G. Allen, Roger A.
                               Enrico and Jeffrey Katzenberg, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board, and for standing on key board
                               committees. We will also WITHHOLD votes from
                               Roger A. Enrico for serving as a non-independent
                               board chairman, from Margaret C. Whitman for
                               serving on an excessive number of boards, and
                               from Nathan Myhrvold for poor board and committee
                               meeting attendance.
                    1.2     Elect Director Roger A. Enrico --- Withhold
                    1.3     Elect Director Paul G. Allen --- Withhold
                    1.4     Elect Director Lewis W. Coleman --- For
                    1.5     Elect Director David Geffen --- Withhold
                    1.6     Elect Director Mellody Hobson --- For
                    1.7     Elect Director Nathan Myhrvold --- Withhold
                    1.8     Elect Director Howard Schultz --- For
                    1.9     Elect Director Margaret C. Whitman ---
                            Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


07/29/04 - A        Electronic Arts Inc. *ERTS*             285512109                                  06/08/04                4,570
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director M. Richard Asher --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of Lawrence F. Probst III,
                               Timothy Mott, William J. Byron and M. Richard
                               Asher, from whom we will WITHHOLD votes for lack
                               of a two-thirds majority independent board. We
                               will also WITHHOLD votes from M. Richard Asher
                               for serving as an affiliated outsider on the
                               Audit and Compensation committees, and from
                               William J. Byron for serving as an affiliated
                               outsider on the Compensation Committee. In
                               addition, we will WITHHOLD votes from Lawrence F.
                               Probst III for serving as both chairman and CEO.
                    1.2     Elect Director William J. Byron --- Withhold
                    1.3     Elect Director Leonard S. Coleman --- For
                    1.4     Elect Director Gary M. Kusin --- For
                    1.5     Elect Director Gregory B. Maffei --- For
                    1.6     Elect Director Timothy Mott --- Withhold
                    1.7     Elect Director Robert W. Pittman --- For
                    1.8     Elect Director Lawrence F. Probst III ---
                            Withhold
                    1.9     Elect Director Linda J. Srere --- For
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               17.19% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  Electronic  Arts,  Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    3       Amend Employee Stock Purchase Plan            For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    4       Amend Articles to Consolidate Common Stock    For          For                         Mgmt
                               Given the fact that the company ceased  operating EA.com as a separate  business unit and  integrated  its online games business  into its overall  software  business,  we believe that the  elimination  of the Class B common  stock,  which was  intended  to track the  performance  of the  company's online games division, is appropriate.
                    5       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    6       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions upon which  investors  then rely. We support this item. The non-audit  consulting  fees are  less  than 25  percent  of total fees paid.  As such,  we will vote for the  company's auditor.


05/03/05 - A        Ensco International, Inc. *ESV*         26874Q100                                  03/14/05                  910
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Morton H. Meyerson ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR Joel V. Staff, but
                               WITHHOLD votes from Morton H. Meyerson for lack
                               of a two-thirds majority independent board and
                               for standing as a non-independent on key board
                               committees.
                    1.2     Elect Director Joel V. Staff --- For
                    2       Eliminate Class of Preferred Stock            For          For                         Mgmt
                               Because this is merely a housecleaning amendment,
                               we believe that it warrants shareholder support.
                    3       Amend Stock Ownership Limitations             For          For                         Mgmt
                               Because this is merely a housecleaning amendment,
                               we believe that it warrants shareholder support.
                    4       Amend Articles                                For          For                         Mgmt
                               Because this is merely a housecleaning amendment,
                               we believe that it warrants shareholder support.
                    5       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.
                    6       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               Although the potential  Voting Power Dilution (VPD) for all incentive plans of 9.12% meets our guidelines,  the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We  believe  Ensco  International should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    7       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/04/05 - A        Expeditors International Of             302130109                                  03/10/05                3,790
                    Washington, Inc. *EXPD*
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Peter J. Rose --- Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               WITHHOLD votes from insiders Peter J. Rose, James
                               L.K. Wang, R. Jordan Gates, and affiliated
                               outsiders James J. Casey, Dan P. Kourkoumelis,
                               and John W. Meisenbach for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from James J. Casey, Dan P. Kourkoumelis,
                               and John W. Meisenbach for standing as affiliated
                               outsiders on key board committees, from Peter J.
                               Rose for serving as both chairman and CEO, from
                               James J. Casey for serving as a non-independent
                               board chairman, and from the entire Audit
                               Committee for neglecting to include auditor
                               ratification on the proxy ballot.
                    1.2     Elect Director James L.K. Wang --- Withhold
                    1.3     Elect Director R. Jordan Gates --- Withhold
                    1.4     Elect Director James J. Casey --- Withhold
                    1.5     Elect Director Dan P. Kourkoumelis ---
                            Withhold
                    1.6     Elect Director Michael J. Malone ---
                            Withhold
                    1.7     Elect Director John W. Meisenbach ---
                            Withhold
                    2       Approve Stock Option Plan                     For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               11.13%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward. We believe Expeditors  International
                               Of Washington,  Inc.  should follow suit, to better reflect
                               the  company's   true   earnings  and  provide   additional
                               discipline against overuse.
                    3       Ratification of Auditors be Submitted to      Against      For                         ShrHoldr
                            Shareholders
                               PVS feels strongly that shareholders should be
                               provided the opportunity to ratify the selection
                               of the audit firm, even though it is not a legal
                               requirement. PVS believes that auditor
                               ratification should be included on the proxy
                               ballot and withholds votes from Audit Committee
                               members when the ratification of auditors is not
                               on the proxy.


02/24/05 - A        F5 Networks, Inc. *FFIV*                315616102                                  12/17/04                8,540
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Rich Malone --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director A. Gary Ames --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               20.24% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward. We believe F5 Networks,  Inc. should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.


08/02/04 - A        Fisher Scientific International Inc.    338032204                                  05/14/04                8,330
                    *FSH*
                    1       Issue Shares in Connection with an            For          For                         Mgmt
                            Acquisition
                               Conclusion: At the core of this transaction is
                               the strategic overlap between the companies, and
                               the potential for enhanced growth, product
                               development and cost efficiencies as a combined
                               company. Given the strategic rationale, the fair
                               value and the favorable market reaction, PVS will
                               support this transaction.
                    2       Elect Directors                               For          Split                       Mgmt
                    2.1     Elect Director Michael D. Dingman ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR director nominee Charles
                               A. Sanders, but WITHHOLD votes from affiliated
                               outsider Michael D. Dingman for lack of a
                               two-thirds majority independent board, and for
                               serving as an affiliated outsider on key board
                               committees.
                    2.2     Elect Director Charles A. Sanders M.D. ---
                            For
                    3       Ratify Auditors                               For          Against                     Mgmt
                               We  do  not  support  this  item.  In  this  instance,  the non-auditing  consulting  fees are more than 25  percent of total  fees  paid.  As  such,  we  will  vote  against  the
                               company's   auditor.   We  believe  the  integrity  of  the
                               auditor's  relationship  with the  company  is  compromised when a firm is  paid  excessive  consulting  fees on top of those paid for auditing services.  This arrangement has the potential  to open the  auditor  process to a wide range of conflicts of interest.
                    4       Adjourn Meeting                               For          Against                     Mgmt
                               In this case,  shareholders already have enough information to make an informed voting decision.  Once their votes have been cast,  there is no  justification  for  spending  more money to continue pressing  shareholders for more votes. As such, PVS will not support this request.


05/06/05 - A        Fisher Scientific International Inc.    338032204                                  03/22/05                8,330
                    *FSH*
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Rosanne F. Coppola --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider Paul M. Meister, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board.
                    1.2     Elect Director Bruce L. Koepfgen --- For
                    1.3     Elect Director Paul M. Meister --- Withhold
                    1.4     Elect Director W. Clayton Stephens --- For
                    1.5     Elect Director Richard W. Vieser --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               13.72%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense
                               options  going  forward.   We  believe  Fisher   Scientific
                               International  Inc.  should follow suit, to better  reflect
                               the  company's   true   earnings  and  provide   additional
                               discipline against overuse.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


04/26/05 - A        Fortune Brands, Inc. *FO*               349631101                                  02/25/05                  660
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Thomas C. Hays --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of affiliated outsiders Gordon R. Lohman and
                               Thomas C. Hays, from whom we will WITHHOLD votes
                               for lack of a two-thirds majority independent
                               board. We will also WITHHOLD votes from Gordon R.
                               Lohman for standing as an affiliated outsider on
                               key board committees.
                    1.2     Elect Director Pierre E. Leroy --- For
                    1.3     Elect Director Gordon R. Lohman --- Withhold
                    1.4     Elect Director J. Christopher Reyes --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Approve Non-Employee Director Stock Option    For          Against                     Mgmt
                            Plan
                               We do not support this plan. The company's
                               potential Voting Power Dilution (VPD) for all
                               incentive plans is 11.91%, which exceeds our
                               guidelines. Proposals that add to a company's VPD
                               can potentially dilute the voting interests of
                               common shareholders.


05/26/05 - A        Genzyme Corp. *GENZ*                    372917104                                  03/31/05                7,500
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Robert J. Carpenter ---
                            Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will WITHHOLD votes from all director
                               nominees for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Charles L. Cooney for standing as a
                               non-independent on key board committees.
                    1.2     Elect Director Charles L. Cooney ---
                            Withhold
                    2       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    3       Amend Stock Option Plan                       For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               15.65% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going  forward.  We believe  Genzyme  Corp.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    4       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.
                    5       Declassify the Board of Directors             Against      For                         ShrHoldr
                               PVS supports  shareholder  proposals calling for the repeal of a  company's  classified  board  structure  and  for the annual election of all directors under a single slate.  The ability to elect  directors  is the single  most  important use of the  shareholder  franchise,  and we firmly  believe all directors  should be  accountable on an annual basis. A classified  board can entrench  management and  effectively preclude  most  takeover  bids  or  proxy  contests.  Board classification  forces dissidents and would-be acquirers to
                               negotiate   with  the  incumbent   board,   which  has  the
                               authority to decide on offers  without a shareholder  vote.
                               Managers  generally  believe that staggered  boards provide continuity,  but empirical evidence has suggested that such a structure is not in  shareholders'  best interests from a
                               financial   perspective.   We,   therefore,   support   the
                               declassification of a company's board.


05/03/05 - A        Getty Images, Inc. *GYI*                374276103                                  03/11/05                1,690
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Christopher H. Sporborg ---
                            For
                               We will vote FOR director nominee Christopher H.
                               Sporborg, and WITHHOLD votes from Mark H. Getty,
                               for serving as a non-independent board chairman.
                    1.2     Elect Director Mark H. Getty --- Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               10.69%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We  believe  Getty  Images,  Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.


09/21/04 - A        Global Payments, Inc. *GPN*             37940X102                                  08/06/04                6,390
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Charles G. Betty --- Withhold
                               We will vote FOR the director nominees with the
                               exception of Audit Committee member Charles G.
                               Betty, from whom we will WITHHOLD votes for
                               neglecting to include auditor ratification on the
                               proxy ballot.
                    1.2     Elect Director Edwin H. Burba, Jr. --- For
                    1.3     Elect Director Raymond L. Killian --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do not support this plan. Firstly,  this plan has an NSO exercise  price  that is less than full  market  value.  We oppose plans that reflect an exercise  price less than full
                               fair  market  value  as  it  offers  poor   incentive   for
                               management  and  employees  to  build  shareholder   value.
                               Secondly,  the company's  potential  Voting Power  Dilution
                               (VPD) for all  incentive  plans is 20.35% which exceeds our guidelines.  Proposals  that  add to a  company's  VPD  can
                               potentially   dilute   the  voting   interests   of  common
                               shareholders.  Finally,  the company does not fully expense
                               its  stock   options.   Given  their   current   accounting
                               treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused stock  options can give  executives an incentive to inflate  their  company's  earnings  or make  irresponsibly optimistic  forecasts  in order to keep stock  prices  high and their  paychecks  gargantuan.  Numerous  companies have chosen to acknowledge  the distortion to reported  earnings caused by the  non-expensing of options and have elected to expense options going forward.  We believe Global Payments,
                               Inc.  should follow suit,  to better  reflect the company's true  earnings and provide  additional  discipline  against overuse.


05/11/05 - A        Grant Prideco Inc *GRP*                 38821G101                                  03/23/05               13,700
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director David J. Butters --- Withhold
                               We will vote FOR the director nominees with the
                               exception of Audit Committee members David J.
                               Butters, Harold E. Layman, and Sheldon B. Lubar,
                               from whom we will WITHHOLD votes for neglecting
                               to include auditor ratification on the proxy
                               ballot. We will also WITHHOLD votes from Michael
                               McShane for serving as both chairman and CEO, and
                               from David A. Trice for serving on an excessive
                               number of boards.
                    1.2     Elect Director Eliot M. Fried --- For
                    1.3     Elect Director Dennis R. Hendrix --- For
                    1.4     Elect Director Harold E. Layman --- Withhold
                    1.5     Elect Director Sheldon B. Lubar --- Withhold
                    1.6     Elect Director Michael McShane --- Withhold
                    1.7     Elect Director Robert K. Moses, Jr. --- For
                    1.8     Elect Director Joseph E. Reid --- For
                    1.9     Elect Director David A. Trice --- Withhold


11/10/04 - A        Harman International Industries, Inc.   413086109                                  09/13/04                2,910
                    *HAR*
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Bernard A. Girod --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will WITHHOLD votes from insider
                               Bernard A. Girod for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from Audit Committee member Ann McLaughlin
                               Korologos for neglecting to include auditor
                               ratification on the ballot.
                    1.2     Elect Director Ann Korologos --- Withhold


05/19/05 - A        Host Marriott Corp. *HMT*               44107P104                                  03/30/05               15,570
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Robert M. Baylis --- For
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insiders Christopher J.
                               Nassetta and Richard E. Marriott, and affiliated
                               outsiders Ann McLaughlin Korologos and Terence C.
                               Golden from whom we will WITHHOLD votes for lack
                               of a two-thirds majority independent board. We
                               will also WITHHOLD votes from Richard E. Marriott
                               for serving as a non-independent board chairman,
                               and from Terence C. Golden and Ann McLaughlin
                               Korologos for standing as non-independents on key
                               board committees.
                    1.2     Elect Director Terence C. Golden ---
                            Withhold
                    1.3     Elect Director Ann McLaughlin Korologos ---
                            Withhold
                    1.4     Elect Director Richard E. Marriott ---
                            Withhold
                    1.5     Elect Director Judith A. McHale --- For
                    1.6     Elect Director John B. Morse, Jr. --- For
                    1.7     Elect Director Christopher J. Nassetta ---
                            Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Require a Majority Vote for the Election of   Against      For                         ShrHoldr
                            Directors
                               PVS views the debate over the current director
                               election system as useful and timely. A variety
                               of reform measures should be considered. We
                               believe it is important to have a discussion over
                               the merits and flaws of the current director
                               election system in the U.S. The arguments against
                               a majority vote requirement raise serious issues.
                               Therefore, we support the majority vote principle
                               but we believe that boards should have wide
                               latitude in designing a workable standard. If
                               this proposal were presented as a binding agenda
                               item, we would carefully consider the
                               ramifications of implementation. If a company
                               were to receive majority shareholder support on
                               this proposal, we would look to the company to
                               create a workable model for its own election
                               system. In supporting this precatory proposal, we
                               advocate that the director election system give
                               full effect to the shareholder franchise. Perhaps
                               with support for this proposal, coupled with
                               continued debate on election reforms, the
                               director election system can evolve to the next
                               level.


07/15/04 - A        IVAX Corp. *IVX*                        465823102                                  05/24/04                7,200
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Betty G. Amos --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insiders Jane Hsiao,
                               Phillip Frost and Neil Flanzraich, and affiliated
                               outsiders Richard C. Pfenniger, Jack Fishman,
                               Ernst Biekert and Mark Andrews, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Richard C. Pfenniger, Jack Fishman, Ernst
                               Biekert and Mark Andrews for serving as
                               affiliated outsiders on key board committees,
                               from Phillip Frost for serving as both chairman
                               and CEO, and from the entire Audit Committee for
                               neglecting to include auditor ratification on the
                               ballot. In addition, we will WITHHOLD votes from
                               Bertram Pitt, Richard C. Pfenniger, Jr., David A.
                               Lieberman, Jane Hsiao, Phillip Frost, Neil
                               Flanzraich, Jack Fishman, Ernst Biekert, Mark
                               Andrews and Betty G. Amos for failing to remove a
                               dead-hand, slow-hand, or similar feature in the
                               company's poison pill.
                    1.2     Elect Director Mark Andrews --- Withhold
                    1.3     Elect Director Ernst Biekert, Ph.D. ---
                            Withhold
                    1.4     Elect Director Paul L. Cejas --- For
                    1.5     Elect Director Jack Fishman, Ph.D. ---
                            Withhold
                    1.6     Elect Director Neil Flanzraich --- Withhold
                    1.7     Elect Director Phillip Frost, M.D. ---
                            Withhold
                    1.8     Elect Director Bruce W. Greer --- For
                    1.9     Elect Director Jane Hsiao, Ph.D. ---
                            Withhold
                    1.10    Elect Director David A. Lieberman ---
                            Withhold
                    1.11    Elect Director Richard C. Pfenniger, Jr.
                            --- Withhold
                    1.12    Elect Director Bertram Pitt, M.D. ---
                            Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               26.00%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe IVAX Corp. should follow suit,  to better  reflect the  company's  true earnings and provide additional discipline against overuse.


05/19/05 - A        IXIA *XXIA*                             45071R109                                  03/24/05                7,510
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Jean-Claude Asscher ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of independent outsider Jean-Claude
                               Asscher from whom we will WITHHOLD votes for poor
                               attendance.
                    1.2     Elect Director Massoud Entekhabi --- For
                    1.3     Elect Director Errol Ginsberg --- For
                    1.4     Elect Director Jon F. Rager --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


11/16/04 - A        JDS Uniphase Corp. *JDSU*               46612J101                                  09/15/04               55,810
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Bruce D. Day --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Martin A. Kaplan --- For
                    1.3     Elect Director Kevin J. Kennedy, Ph.D. ---
                            For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/23/05 - A        Jefferies Group, Inc *JEF*              472319102                                  04/04/05                3,680
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director W. Patrick Campbell ---
                            Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               WITHHOLD votes from insiders Richard B. Handler,
                               John C. Shaw, Jr. and affiliated outsiders Frank
                               J. Macchiarola and Richard G. Dooley for lack of
                               a two-thirds majority independent board. We will
                               also WITHHOLD votes from Frank J. Macchiarola and
                               Richard G. Dooley for standing as affiliated
                               outsiders on key board committees, from Richard
                               B. Handler for serving as both chairman and CEO,
                               and from the entire Audit Committee for
                               neglecting to include auditor ratification on the
                               proxy ballot.
                    1.2     Elect Director Richard G. Dooley ---
                            Withhold
                    1.3     Elect Director Richard B. Handler ---
                            Withhold
                    1.4     Elect Director Frank J. Macchiarola ---
                            Withhold
                    1.5     Elect Director John C. Shaw, Jr. ---
                            Withhold


05/24/05 - A        Kinetic Concepts, Inc. *KCI*            49460W208                                  04/22/05                2,850
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director James R. Leininger, M.D. ---
                            For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Dennert O. Ware --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process
                               to  a  wide  range  of  conflicts  of   interest.        In
                               addition,  the company has  retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/18/05 - A        Laboratory Corporation of America       50540R409                                  03/31/05                5,170
                    Holdings *LH*
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Thomas P. Mac Mahon ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of Thomas P. Mac Mahon, from whom we
                               will WITHHOLD votes for serving as both chairman
                               and CEO.
                    1.2     Elect Director Jean-Luc Belingard --- For
                    1.3     Elect Director Wendy E. Lane --- For
                    1.4     Elect Director Robert E. Mittelstaedt, Jr.
                            --- For
                    1.5     Elect Director Arthur H. Rubenstein, MBBCh
                            --- For
                 1.6 Elect Director Andrew G. Wallace, M.D. ---
                                       For
                  1.7 Elect Director M. Keith Weikel, Ph.D. ---
                                       For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


11/04/04 - A        Lam Research Corp. *LRCX*               512807108                                  09/10/04               16,530
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director James W. Bagley --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will WITHHOLD votes from Grant M.
                               Inman, Jack R. Harris, David G. Arscott and James
                               W. Bagley for lack of a two-thirds majority
                               independent board, and for failing to remove a
                               dead-hand, slow-hand, or similar feature in the
                               company's poison pill. We will also WITHHOLD
                               votes from independent outsiders Robert M.
                               Berdahl and Richard J. Elkus, Jr. for failing to
                               remove a dead-hand, slow-hand, or similar feature
                               in the company's poison pill. In addition, we
                               will WITHHOLD votes from David G. Arscott and
                               Grant M. Inman for serving as affiliated
                               outsiders on key board committees, and from James
                               W. Bagley for serving as both chairman and CEO.
                    1.2     Elect Director David G. Arscott --- Withhold
                    1.3     Elect Director Robert M. Berdahl ---
                            Withhold
                    1.4     Elect Director Richard J. Elkus, Jr. ---
                            Withhold
                    1.5     Elect Director Jack R. Harris --- Withhold
                    1.6     Elect Director Grant M. Inman --- Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


07/20/04 - A        Legg Mason, Inc. *LM*                   524901105                                  05/21/04                3,340
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Harold L. Adams --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of Raymond A. Mason, James W.
                               Brinkley and Harold L. Adam, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. In addition, we will WITHHOLD
                               votes from Raymond A. Mason for serving as both
                               chairman and CEO.
                    1.2     Elect Director James W. Brinkley ---
                            Withhold
                    1.3     Elect Director Raymond A. Mason --- Withhold
                    1.4     Elect Director Margaret Milner Richardson
                            --- For
                    1.5     Elect Director Kurt L. Schmoke --- For
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do not support this plan. Firstly,  this plan has an NSO exercise  price  that is less than full  market  value.  We oppose plans that reflect an exercise  price less than full
                               fair  market  value  as  it  offers  poor   incentive   for
                               management  and  employees  to  build  shareholder   value.
                               Secondly,  the company's  potential  Voting Power  Dilution
                               (VPD) for all  incentive  plans is 18.35% which exceeds our guidelines.  Proposals  that  add to a  company's  VPD  can
                               potentially   dilute   the  voting   interests   of  common
                               shareholders.  Finally,  the company does not fully expense
                               its  stock   options.   Given  their   current   accounting
                               treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused stock  options can give  executives an incentive to inflate  their  company's  earnings  or make  irresponsibly optimistic  forecasts  in order to keep stock  prices  high and their  paychecks  gargantuan.  Numerous  companies have chosen to acknowledge  the distortion to reported  earnings caused by the  non-expensing of options and have elected to expense options going forward.  We believe Legg Mason, Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    3       Amend Non-Employee Director Stock Option      For          For                         Mgmt
                            Plan
                               This proposal does not seek to authorize an
                               increase in the number of shares available for
                               issuance under the plan. The proposed amendment
                               aims to revise the automatic grant formula for
                               nonemployee directors by reducing the number of
                               options granted, clarifying such formula in the
                               case of a stock split or other similar
                               transaction, and reducing the term of the options
                               granted under such formula. PVS will vote FOR
                               this proposal since these amendments are
                               effectively improvements the plan.


11/30/04 - S        Lyondell Chemical Co. *LYO*             552078107                                  10/14/04                5,600
                    1       Approve Merger Agreement                      For          For                         Mgmt
                               Conclusion:  Based on the fairness  opinion,  the potential strategic synergies,  and growth opportunities,  we believe the merger agreement warrants shareholder support.
                    2       Increase Authorized Common Stock              For          For                         Mgmt
                               This proposal falls within our allowable
                               guidelines for issuances of common stock.
                               Therefore, we will support this item.
                    3       Amend Omnibus Stock Plan                      For          For                         Mgmt
                               We support this plan. The company's potential
                               Voting Power Dilution (VPD) for all incentive
                               plans is 9.50%, which falls within our
                               guidelines.


05/05/05 - A        Lyondell Chemical Co. *LYO*             552078107                                  03/10/05               11,050
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Carol A. Anderson --- For
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the exception of insider Dan F. Smith and affiliated  outsiders
                               Dr. Ray R. Irani,  Stephen F.  Hinchliffe,  Jr., Stephen I.
                               Chazen  and  Dr.  William  T.  Butler,  from  whom  we will
                               WITHHOLD   votes   for  lack  of  a   two-thirds   majority
                               independent   board.  We  will  also  WITHHOLD  votes  from
                               Stephen F.  Hinchliffe,  Jr. and Dr.  William T. Butler for
                               standing as affiliated  outsiders on key board  committees,
                               from   Dr.   William   T.   Butler   for   serving   as   a
                               non-independent  board chairman,  and from Dr. Ray R. Irani for poor board and committee meeting attendance.
                    1.2     Elect Director Dr. William T. Butler ---
                            Withhold
                    1.3     Elect Director Stephen I. Chazen ---
                            Withhold
                    1.4     Elect Director Worley H. Clark, Jr. --- For
                    1.5     Elect Director Travis Engen --- For
                    1.6     Elect Director Stephen F. Hinchliffe, Jr.
                            --- Withhold
                    1.7     Elect Director Danny W. Huff --- For
                    1.8     Elect Director Dr. Ray R. Irani --- Withhold
                    1.9     Elect Director David J. Lesar --- For
                    1.10    Elect Director David J.P. Meachin --- For
                    1.11    Elect Director Dan F. Smith --- Withhold
                    1.12    Elect Director Dr. William R. Spivey --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/10/05 - A        Manor Care, Inc. *HCR*                  564055101                                  03/18/05                5,190
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Mary Taylor Behrens --- For
                               We will vote FOR the director nominees with the
                               exception of Audit Committee members John T.
                               Schwieters and Joseph F. Damico, from whom we
                               will WITHHOLD votes for neglecting to include
                               auditor ratification on the proxy ballot.
                    1.2     Elect Director Joseph F. Damico --- Withhold
                    1.3     Elect Director John T. Schwieters ---
                            Withhold
                    1.4     Elect Director Gail R. Wilensky --- For
                    2       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit exceeds our guidelines for executive incentive  programs.  As such,
                               this  plan  has  the   potential   to   negatively   impact
                               shareholder value beyond a reasonable level.  Therefore, we do not support this item.


05/06/05 - A        Marriott International Inc. (New)       571903202                                  03/15/05                9,000
                    *MAR*
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director J.W. Marriott, Jr. ---
                            Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the exception  of insiders  William J. Shaw and J.W.  Marriott,
                               Jr.,  from  whom  we  will  WITHHOLD  votes  for  lack of a
                               two-thirds   majority   independent  board.  We  will  also
                               WITHHOLD votes from J.W. Marriott,  Jr. for serving as both chairman and CEO.
                    1.2     Elect Director Debra L. Lee --- For
                    1.3     Elect Director George Munoz --- For
                    1.4     Elect Director William J. Shaw --- Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               18.77%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  Marriott  International
                               Inc.  should follow suit,  to better  reflect the company's true  earnings and provide  additional  discipline  against overuse.
                    4       Declassify the Board of Directors             Against      For                         ShrHoldr
                               The  ability  to  elect   directors   is  the  single  most
                               important  use  of  the  shareholder  franchise,   and  all
                               directors  should  be  accountable  on an annual  basis.  A classified  board can entrench  management and  effectively preclude  most  takeover  bids  or  proxy  contests.  Board classification  forces dissidents and would-be acquirers to
                               negotiate   with  the  incumbent   board,   which  has  the
                               authority to decide on offers  without a shareholder  vote.
                               PVS will support this proposal.
                    5       Require a Majority Vote for the Election of   Against      For                         ShrHoldr
                            Directors
                               PVS views the debate over the current director
                               election system as useful and timely. A variety
                               of reform measures should be considered. We
                               believe it is important to have a discussion over
                               the merits and flaws of the current director
                               election system in the U.S. The arguments against
                               a majority vote requirement raise serious issues.
                               Therefore, we support the majority vote principle
                               but we believe that boards should have wide
                               latitude in designing a workable standard. If
                               this proposal were presented as a binding agenda
                               item, we would carefully consider the
                               ramifications of implementation. If a company
                               were to receive majority shareholder support on
                               this proposal, we would look to the company to
                               create a workable model for its own election
                               system. In supporting this precatory proposal, we
                               advocate that the director election system give
                               full effect to the shareholder franchise. Perhaps
                               with support for this proposal, coupled with
                               continued debate on election reforms, the
                               director election system can evolve to the next
                               level.


06/10/05 - A        Marvell Technology Group Ltd *MRVL*     G5876H105                                  04/15/05                9,020
                            Meeting for Holders of ADRs
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Kuo Wei 'Herbert' Chang ---
                            Withhold
                               We will withhold votes from Kuo Wei (Herbert)
                               Chang for poor attendance.
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Recent  accounting  scandals  underscore the need to ensure auditor  independence  in the  face of  selling  consulting services to audit clients.  The outside auditing process is the backbone upon which the  financial  health of a company is  measured.  To maintain  the  integrity  of the auditing
                               process,   the   independence  of  an  outside  auditor  is
                               absolutely  essential for rendering objective opinions upon
                               which   investors  then  rely.We  support  this  item.  The
                               non-audit  consulting  fees are  less  than 25  percent  of total fees paid.  As such,  we will vote for the  company's auditor.


07/28/04 - A        McKesson Corp. *MCK*                    58155Q103                                  06/01/04                4,840
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director John H. Hammergren ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of John H. Hammergren, from whom we
                               will WITHHOLD votes for serving as both chairman
                               and CEO.
                    1.2     Elect Director Robert W. Matschullat --- For
                    1.3     Elect Director M. Christine Jacobs --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/31/05 - A        MEDCO Health Solutions Inc *MHS*        58405U102                                  04/04/05                6,130
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director John L. Cassis --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Michael Goldstein --- For
                    1.3     Elect Director Blenda J. Wilson --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Approve Omnibus Stock Plan                    For          For                         Mgmt
                               The proposal is designed to keep the plan in
                               compliance with Section 162 (m) of the Internal
                               Revenue Code so as to preserve the tax
                               deductibility.
                    4       Approve Qualified Employee Stock Purchase     For          For                         Mgmt
                            Plan
                               PVS approves the proposed amendment of the plan
                               because the dilution from the remaining shares
                               available under the plan is reasonable.
                    5       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.


05/19/05 - A        Mercury Interactive Corp. *MERQ*        589405109                                  03/22/05                6,950
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Amnon Landan --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insiders Anthony Zingale
                               and Amnon Landan, and affiliated outsiders Yair
                               Shamir and Igal Kohavi from whom we will WITHHOLD
                               votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Amnon Landan for serving as both chairman
                               and CEO, and from Yair Shamir and Igal Kohavi for
                               standing as non-independents on key board
                               committees.
                    1.2     Elect Director Brad Boston --- For
                    1.3     Elect Director Igal Kohavi --- Withhold
                    1.4     Elect Director Clyde Ostler --- For
                    1.5     Elect Director Yair Shamir --- Withhold
                    1.6     Elect Director Giora Yaron --- For
                    1.7     Elect Director Anthony Zingale --- Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        The  company  has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.


05/10/05 - A        MGI Pharma, Inc. *MOGN*                 552880106                                  03/14/05                6,030
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Andrew J. Ferrara --- For
                               We will vote FOR the director nominees with the
                               exception of affiliated outsider Hugh E. Miller,
                               from whom we will WITHHOLD votes for standing on
                               key board committees, and for serving as a
                               non-independent board chairman.
                    1.2     Elect Director Edward W. Mehrer --- For
                    1.3     Elect Director Hugh E. Miller --- Withhold
                    1.4     Elect Director Leon O. Moulder, Jr. --- For
                    1.5     Elect Director David B. Sharrock --- For
                    1.6     Elect Director Waneta C. Tuttle, Ph.D. ---
                            For
                    1.7     Elect Director Arthur L. Weaver, M.D. ---
                            For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/03/05 - A        MGM Mirage *MGM*                        552953101                                  03/14/05                5,490
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director James D. Aljian --- Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the exception of insiders  James D. Aljian,  Robert H. Baldwin,
                               Gary N. Jacobs,  Kirk Kerkorian,  J. Terrence Lanni,  James
                               J. Murren, John T. Redmond,  and affiliated outsiders Terry
                               N.  Christensen,  Willie D. Davis,  Alexander M. Haig, Jr.,
                               Daniel  M.  Wade,  and Alex  Yemenidjian  from whom we will
                               WITHHOLD   votes   for  lack  of  a   two-thirds   majority
                               independent   board  and  for  failure  to   establish   in
                               independent  Nominating  Committee.  We will also  WITHHOLD votes from Willie D. Davis,  for standing as an  affiliated outsider on key board  committees,  from J. Terrence  Lanni for serving as both  chairman and CEO, from Willie D. Davis for  sitting on an  excessive  number of  boards,  and from
                               Robert H. Baldwin for poor board meeting attendance.
                    1.2     Elect Director Robert H. Baldwin ---
                            Withhold
                    1.3     Elect Director Terry N. Christensen ---
                            Withhold
                    1.4     Elect Director Willie D. Davis --- Withhold
                    1.5     Elect Director Alexander M. Haig, Jr. ---
                            Withhold
                    1.6     Elect Director Alexis M. Herman --- For
                    1.7     Elect Director Roland Hernandez --- For
                    1.8     Elect Director Gary N. Jacobs --- Withhold
                    1.9     Elect Director Kirk Kerkorian --- Withhold
                    1.10    Elect Director J. Terrence Lanni ---
                            Withhold
                    1.11    Elect Director George J. Mason --- For
                    1.12    Elect Director James J. Murren --- Withhold
                    1.13    Elect Director Ronald M. Popeil --- For
                    1.14    Elect Director John T. Redmond --- Withhold
                    1.15    Elect Director Daniel M. Wade --- Withhold
                    1.16    Elect Director Melvin B. Wolzinger --- For
                    1.17    Elect Director Alex Yemenidjian --- Withhold
                    2       Increase Authorized Common Stock              For          For                         Mgmt
                               While the number of  additional  authorized  common  shares sought  in  this  proposal  exceeds  our  guidelines,  this increase  is  sought  for a  specific  purpose,  that  of a
                               2-for-1  stock  split.  As a policy,  PVS will not  support increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In  this  case,  we believe this is a reasonable request.
                    3       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We  do  not  support  this  plan.  Firstly,  the  company's potential  Voting Power  Dilution  (VPD) for all  incentive plans is 16.56%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD can  potentially  dilute  the voting  interests  of common  shareholders.  Secondly,  the company's  three-year  average burn rate of 3.88% is higher than its  four-digit  GICS peer  group  burn rate of 3.48%, and therefore  fails to meet our guidelines.  Finally,  the company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe MGM Mirage should follow suit,  to better  reflect the  company's  true earnings and provide additional discipline against overuse.
                    4       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


08/20/04 - A        Microchip Technology, Inc. *MCHP*       595017104                                  06/25/04                9,870
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Steve Sanghi --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of Albert J. Hugo-Martinez and
                               Steve Sanghi, from whom we will WITHHOLD votes
                               for lack of a two-thirds majority independent
                               board. We will also WITHHOLD votes from Audit
                               Committee members Matthew W. Chapman and Wade F.
                               Meyercord for neglecting to include auditor
                               ratification on the ballot. In addition, we will
                               WITHHOLD votes from Steve Sanghi for serving as
                               both chairman and CEO, and from Albert J.
                               Hugo-Martinez for serving as an affiliated
                               outsider on the Audit, Compensation and
                               Nominating committees.
                    1.2     Elect Director Albert J. Hugo-Martinez ---
                            Withhold
                    1.3     Elect Director L.B. Day --- For
                    1.4     Elect Director Matthew W. Chapman ---
                            Withhold
                    1.5     Elect Director Wade F. Meyercord ---
                            Withhold
                    2       Amend Employee Stock Purchase Plan            For          For                         Mgmt
                               PVS  approves of this item because the plan  complies  with
                               Section 423 of the  Internal  Revenue  Code,  the number of
                               shares  being  added  is   relatively   conservative,   the
                               offering  period is reasonable,  and there are  limitations on participation.
                    3       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               15.76% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going  forward.  We believe  Microchip  Technology,
                               Inc.  should follow suit,  to better  reflect the company's true  earnings and provide  additional  discipline  against overuse.


06/16/05 - A        Monster Worldwide, Inc. *MNST*          611742107                                  05/04/05               15,080
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Andrew J. McKelvey ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of insider Andrew J. McKelvey from whom
                               we will WITHHOLD votes for serving as both
                               chairman and CEO. We will also WITHHOLD votes
                               from Audit Committee members Michael Kaufman,
                               Ronald J. Kramer and John Gaulding for neglecting
                               to include auditor ratification on the proxy
                               ballot.
                    1.2     Elect Director George R. Eisele --- For
                    1.3     Elect Director John Gaulding --- Withhold
                    1.4     Elect Director Michael Kaufman --- Withhold
                    1.5     Elect Director Ronald J. Kramer --- Withhold
                    1.6     Elect Director David A. Stein --- For
                    1.7     Elect Director John Swann --- For
                    2       Amend Non-Employee Director Omnibus Stock     For          For                         Mgmt
                            Plan
                               In determining whether or not this proposal
                               warrants shareholder support, PVS evaluated the
                               cost of the proposed director grants versus the
                               cost of the current director grants. According to
                               our calculations, the proposed automatic
                               restricted stock grants to nonemployee directors
                               are marginally less costly (0.01% per director)
                               than the current automatic option grants. As
                               such, PVS supports this proposal.


04/27/05 - A        NII Holdings, Inc. *NIHD*               62913F201                                  03/24/05                4,370
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Neal P. Goldman --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Charles M. Herington --- For
                    1.3     Elect Director John W. Risner --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/24/05 - A        Nordstrom, Inc. *JWN*                   655664100                                  03/16/05                3,350
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Phyllis J. Campbell --- For
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the
                               exception  of  insiders  Bruce  A.   Nordstrom,   Blake  W.
                               Nordstrom and affiliated  outsiders Alfred E. Osborne,  Jr.
                               and John N.  Nordstrom,  from whom we will  WITHHOLD  votes for lack of a two-thirds  majority  independent  board.  We will also WITHHOLD  votes from Alfred E.  Osborne,  Jr. for
                               standing   as  an   affiliated   outsider   on  key   board
                               committees,  and from Bruce A.  Nordstrom  for serving as a non-independent board chairman.
                    1.2     Elect Director Enrique Hernandez, Jr. ---
                            For
                  1.3 Elect Director Jeanne P. Jackson --- For
                   1.4 Elect Director Robert G. Miller --- For
                    1.5 Elect Director Blake W. Nordstrom ---
                            Withhold
                    1.6     Elect Director Bruce A. Nordstrom ---
                            Withhold
                    1.7     Elect Director John N. Nordstrom ---
                            Withhold
                    1.8     Elect Director Alfred E. Osborne, Jr.,
                            Ph.D. --- Withhold
                    1.9     Elect Director Alison A. Winter --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


04/19/05 - A        Northern Trust Corp. *NTRS*             665859104                                  02/28/05                5,950
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Duane L. Burnham --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider William A. Osborn and affiliated
                               outsiders Robert A. Helman, Arthur L. Kelly,
                               Harold B. Smith, and William D. Smithburg, from
                               whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board. We will
                               also WITHHOLD votes from Arthur L. Kelly, Harold
                               B. Smith, and William D. Smithburg for standing
                               as affiliated outsiders on key board committees,
                               from John W. Rowe for serving on an excessive
                               number of boards, and from William A. Osborn for
                               serving as both chairman and CEO.
                    1.2     Elect Director Susan Crown --- For
                    1.3     Elect Director Robert A. Helman --- Withhold
                    1.4     Elect Director Dipak C. Jain --- For
                    1.5     Elect Director Arthur L. Kelly --- Withhold
                    1.6     Elect Director Robert C. McCormack --- For
                    1.7     Elect Director Edward J. Mooney --- For
                    1.8     Elect Director William A. Osborn ---
                            Withhold
                    1.9     Elect Director John W. Rowe --- Withhold
                    1.10    Elect Director Harold B. Smith --- Withhold
                    1.11    Elect Director William D. Smithburg ---
                            Withhold
                    1.12    Elect Director Charles A. Tribbett III ---
                            For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/29/05 - A        Novellus Systems, Inc. *NVLS*           670008101                                  03/01/05                7,470
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard S. Hill --- Withhold
                               We will vote FOR the director nominees with the
                               exception of independent outsiders Delbert A.
                               Whitaker, William R. Spivey, Yoshio Nishi, J.
                               David Litster and Youssef A. EL-Mansey from whom
                               we will WITHHOLD votes for the disconnect between
                               company's stock performance and the CEO's
                               compensation. We will also WITHHOLD votes from
                               insider Richard S. Hill for serving as both
                               chairman and CEO, and from affiliated outsider
                               Glen G. Possley for standing as a non-independent
                               on the Audit Committee.
                    1.2     Elect Director Neil R. Bonke --- For
                    1.3     Elect Director Youssef A. EL-Mansey ---
                            Withhold
                    1.4     Elect Director J. David Litster --- Withhold
                    1.5     Elect Director Yoshio Nishi --- Withhold
                    1.6     Elect Director Glen G. Possley --- Withhold
                    1.7     Elect Director Ann D. Rhoads --- For
                    1.8     Elect Director William R. Spivey ---
                            Withhold
                    1.9     Elect Director Delbert A. Whitaker ---
                            Withhold
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We  do  not  support  this  plan.  Firstly,  the  company's potential  Voting Power  Dilution  (VPD) for all  incentive plans is 19.54%  which  exceeds our  guidelines.  Proposals that add to a  company's  VPD can  potentially  dilute  the voting  interests  of common  shareholders.  Secondly,  the company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  Novellus Systems should follow suit, to better  reflect the company's true earnings
                               and  provide   additional   discipline   against   overuse.
                               Finally,  the company fails our pay for performance policy.
                               Specifically,  the company  has  sustained  negative  stock performance  for the one and three fiscal years and the CEO
                               received  an  increase   in  total   direct   compensation.
                               Stock-based  compensation  is the driver of the  disconnect between pay and  performance  and  therefore  PVS will vote
                               AGAINST the proposed  equity plan since the CEO is eligible to  participate  in  the  plan.  Please  refer  to  a  full write-up under Item 1.1 for the pay for performance policy.
                    3       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.
                    4       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.


08/19/04 - A        Nvidia Corporation *NVDA*               67066G104                                  06/30/04               14,380
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director James C. Gaither --- For
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of Jen-Hsun Huang, from whom
                               we will WITHHOLD votes for lack of a two-thirds
                               majority independent board.
                    1.2     Elect Director Jen-Hsun Huang --- Withhold
                    1.3     Elect Director A. Brooke Seawell --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/26/05 - A        Overstock.com, Inc. *OSTK*              690370101                                  03/10/05                4,140
                    1       Elect Director Allison H. Abraham             For          For                         Mgmt
                               We will vote FOR director nominee Allison H. Abraham.
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.73%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We  believe  Overstock.com,  Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/06/05 - A        P.F. Chang *PFCB*                       69333Y108                                  03/14/05                4,010
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard L. Federico ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of Richard L. Federico, from whom we
                               will WITHHOLD votes for serving as both chairman
                               and CEO.
                    1.2     Elect Director R. Michael Welborn --- For
                    1.3     Elect Director James G. Shennan, Jr. --- For
                    1.4     Elect Director F. Lane Cardwell, Jr. --- For
                    1.5     Elect Director Kenneth J. Wessels --- For
                    1.6     Elect Director M. Ann Rhoades --- For
                    1.7     Elect Director Lesley H. Howe --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


05/19/05 - A        PacifiCare Health Systems, Inc. *PHS*   695112102                                  03/31/05                5,360
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Aida Alvarez --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider Howard G. Phanstiel and affiliated
                               outsiders Terry O. Hartshorn, Warren E. Pinckert
                               II, David A. Reed, and Lloyd E. Ross, from whom
                               we will WITHHOLD votes for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from Terry O. Hartshorn, Warren E. Pinckert
                               II, David A. Reed, and Lloyd E. Ross for standing
                               as affiliated outsiders on key board committees,
                               from Howard G. Phanstiel for serving as both
                               chairman and CEO, and from the entire Audit
                               Committee for neglecting to include auditor
                               ratification on the proxy ballot.
                    1.2     Elect Director Bradley C. Call --- Withhold
                    1.3     Elect Director Terry O. Hartshorn ---
                            Withhold
                    1.4     Elect Director Dominic Ng --- For
                    1.5     Elect Director Howard G. Phanstiel ---
                            Withhold
                    1.6     Elect Director Warren E. Pinckert II ---
                            Withhold
                    1.7     Elect Director David A. Reed --- Withhold
                    1.8     Elect Director Charles R. Rinehart ---
                            Withhold
                    1.9     Elect Director Linda Rosenstock --- For
                    1.10    Elect Director Lloyd E. Ross --- Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.01%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


05/06/05 - A        Peabody Energy Corp. *BTU*              704549104                                  03/15/05                1,760
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director B.R. Brown --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of affiliated outsider James R. Schlesinger, from
                               whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board and for
                               standing as an affiliated outsider on key board
                               committees.
                    1.2     Elect Director Henry Givens, Jr., Ph.D. ---
                            For
                    1.3     Elect Director James R. Schlesinger ---
                            Withhold
                    1.4     Elect Director Sandra Van Trease --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    4       Require Two Thirds Majority of Independent    Against      For                         ShrHoldr
                            Directors on the Board.
                    5       Declassify the Board of Directors             Against      For                         ShrHoldr
                               PVS supports  shareholder  proposals calling for the repeal of a  company's  classified  board  structure  and  for the annual election of all directors under a single slate.  The ability to elect  directors  is the single  most  important use of the  shareholder  franchise,  and we firmly  believe all directors  should be  accountable on an annual basis. A classified  board can entrench  management and  effectively preclude  most  takeover  bids  or  proxy  contests.  Board classification  forces dissidents and would-be acquirers to
                               negotiate   with  the  incumbent   board,   which  has  the
                               authority to decide on offers  without a shareholder  vote.
                               Managers  generally  believe that staggered  boards provide continuity,  but empirical evidence has suggested that such a structure is not in  shareholders'  best interests from a
                               financial   perspective.   We,   therefore,   support   the
                               declassification of a company's board.
                    6       Require a Majority Vote for the Election of   Against      For                         ShrHoldr
                            Directors


04/29/05 - A        Pentair, Inc. *PNR*                     709631105                                  03/01/05                7,920
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Richard J. Cathcart --- For
                               We will vote FOR the directors with the exception
                               of Augusto Meozzi, Barbara B. Grogan, and Ronald
                               L. Merriman, from whom we will WITHHOLD votes for
                               adopting a poison pill without seeking
                               shareholder approval.
                    1.2     Elect Director Barbara B. Grogan ---
                            Withhold
                    1.3     Elect Director Augusto Meozzi --- Withhold
                    1.4     Elect Director Ronald L. Merriman ---
                            Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest.


05/25/05 - A        PMC-Sierra, Inc. *PMCS*                 69344F106                                  03/31/05               34,220
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Robert Bailey --- Withhold
                               We will vote FOR the director nominees with the
                               exception of affiliated outsider James Diller,
                               Sr., from whom we will WITHHOLD votes for
                               standing on key board committees. We will also
                               WITHHOLD votes from Robert Bailey for serving as
                               both chairman and CEO, and from the entire
                               Compensation Committee for executive compensation
                               practices that are inconsistent with shareholders
                               best interests.
                    1.2     Elect Director Richard Belluzo --- For
                    1.3     Elect Director James Diller, Sr --- Withhold
                    1.4     Elect Director Jonathan Judge --- Withhold
                    1.5     Elect Director William Kurtz --- For
                    1.6     Elect Director Frank Marshall --- For
                    1.7     Elect Director Lewis Wilks --- Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


04/26/05 - A        Praxair, Inc. *PX*                      74005P104                                  03/01/05                4,060
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Jose Alves --- For
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the independent director
                               nominees.
                    1.2     Elect Director Ira D. Hall --- For
                    1.3     Elect Director Raymond W. Leboeuf --- For
                    1.4     Elect Director Wayne T. Smith --- For
                    1.5     Elect Director Robert L. Wood --- For
                    2       Amend Non-Employee Director Stock Option      For          Against                     Mgmt
                            Plan
                               We do not support this plan. The company's
                               potential Voting Power Dilution (VPD) for all
                               incentive plans is 11.87% which exceeds our
                               guidelines. Proposals that add to a company's VPD
                               can potentially dilute the voting interests of
                               common shareholders. In addition, the company
                               does not fully expense its stock options. Given
                               their current accounting treatment of not being
                               charged as an expense against earnings, stock
                               options have been the ultimate tax dodge for
                               companies wishing to lavishly compensate
                               employees. Misused stock options can give
                               executives perverse incentives to inflate their
                               company's earnings or make irresponsibly
                               optimistic forecasts in order to keep stock
                               prices high and their paychecks gargantuan.
                               Numerous companies have chosen to acknowledge the
                               distortion to reported earnings caused by the
                               non-expensing of options and have elected to
                               expense options going forward. We believe
                               Praxair, Inc. should follow suit, to better
                               reflect the company's true earnings and provide
                               additional discipline against overuse.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        The  company  has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.


05/17/05 - A        Questar Corp. *STR*                     748356102                                  03/21/05                6,110
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Phillips S. Baker, Jr. ---
                            For
                               We will vote FOR the director nominees with the
                               exception of Audit Committee members James A.
                               Harmon and L. Richard Flury, from whom we will
                               WITHHOLD votes for neglecting to include auditor
                               ratification on the proxy ballot.
                    1.2     Elect Director L. Richard Flury --- Withhold
                    1.3     Elect Director James A. Harmon --- Withhold
                    1.4     Elect Director M.W. Scoggins --- For
                    2       Approve Executive Incentive Bonus Plan        For          For                         Mgmt
                           We will support this item.


05/18/05 - A        Range Resources Corporation *RRC*       75281A109                                  04/01/05               11,620
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Robert E. Aikman --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Jeffrey L. Ventura, John H. Pinkerton
                               and affiliated outsiders Allen Finkelson and
                               Robert E. Aikman, from whom we will WITHHOLD
                               votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Allen Finkelson and Robert E. Aikman for
                               standing as affiliated outsiders on key board
                               committees.
                    1.2     Elect Director Charles L. Blackburn --- For
                    1.3     Elect Director Anthony V. Dub --- For
                    1.4     Elect Director V. Richard Eales --- For
                    1.5     Elect Director Allen Finkelson --- Withhold
                    1.6     Elect Director Jonathan S. Linker --- For
                    1.7     Elect Director Kevin S. McCarthy --- For
                    1.8     Elect Director John H. Pinkerton ---
                            Withhold
                    1.9     Elect Director Jeffrey L. Ventura ---
                            Withhold
                    2       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    3       Amend Director & Officer                      For          For                         Mgmt
                      Indemnification/Liability Provisions
                               This proposal is designed to provide consistency
                               and clarity to the company's governance
                               provisions regarding director and officer
                               indemnification. We believe that, in the long
                               run, providing the company with the appropriate
                               flexibility is in shareholders' best interests.
                    4       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do not support this plan.  Although the potential Voting
                               Power  Dilution  (VPD)  for  this  incentive  plan of 9.38%
                               meets our  guidelines,  the plan has a share exercise price that is less than full market  value.  We oppose plans that reflect an exercise  price less than full fair market value as it offers poor  incentive for  management  and employees to build  shareholder  value.  In addition,  the  company's three  year  average  burn rate of 3.01  percent  is higher than  its  four-digit  GICS  peer  group  of 2.61  percent.
                               Therefore,  the company has failed PVS's three-year average burn  rate  policy.  Finally,  the  company  does not fully expense its stock options.  Given their current  accounting treatment  of  not  being  charged  as an  expense  against earnings,  stock  options  have been the ultimate tax dodge for  companies  wishing to lavishly  compensate  employees.
                               Misused   stock  options  can  give   executives   perverse
                               incentives  to inflate  their  company's  earnings  or make irresponsibly  optimistic  forecasts in order to keep stock
                               prices  high  and  their  paychecks  gargantuan.   Numerous
                               companies  have chosen to  acknowledge  the  distortion  to reported  earnings caused by the  non-expensing  of options and have  elected  to expense  options  going  forward.  We believe Range Resources  Corporation should follow suit, to better  reflect the  company's  true  earnings  and provide additional discipline against overuse.
                    5       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do not  support  this  plan.  Firstly,  this  plan has a share  exercise  price that is less than full market value.
                               We oppose  plans that  reflect an exercise  price less than full fair  market  value as it offers  poor  incentive  for management and employees to build  shareholder  value.  The plan allows for the repricing of  underwater  stock options
                               without  shareholder  approval.   Secondly,  the  company's
                               three  year  average  burn rate of 3.01  percent  is higher than  its  four-digit  GICS  peer  group  of 2.61  percent.
                               Therefore,  the company has failed PVS's three-year average burn rate policy.  Thirdly,  the company's potential Voting
                               Power  Dilution  (VPD)  for this  incentive  plan is 10.13%
                               which  exceeds  our  guidelines.  Proposals  that  add to a company's VPD can potentially  dilute the voting  interests of  common  shareholders.  Finally,  the  company  does not fully  expense  its  stock  options.  Given  their  current accounting  treatment  of not being  charged  as an expense against earnings,  stock options have been the ultimate tax
                               dodge  for   companies   wishing  to  lavishly   compensate
                               employees.   Misused  stock  options  can  give  executives
                               perverse  incentives to inflate their company's earnings or make  irresponsibly  optimistic  forecasts in order to keep stock prices high and their paychecks gargantuan.  Numerous companies  have chosen to  acknowledge  the  distortion  to reported  earnings caused by the  non-expensing  of options and have  elected  to expense  options  going  forward.  We believe Range Resources  Corporation should follow suit, to better  reflect the  company's  true  earnings  and provide additional discipline against overuse.
                    6       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


07/12/04 - A        Research In Motion Ltd *RIM*            760975102                                  06/10/04                5,300
                            Management Proposals
                    1       Elect Michael Lazaridis, James Balsillie,     For          For                         Mgmt
                            Douglas Fregin, Kendall Cork, James Estill,
                            John Richardson, Douglas Wright as Directors
                    2       Approve Ernst & Young LLP as Auditors and     For          For                         Mgmt
                     Authorize Board to Fix Remuneration of
                            Auditors
                            Shareholder Proposals
                    3       Make Greater Effort to Locate Women for       Against      For                         ShrHoldr
                       Board Nomination and Senior Officer
                            Positions


05/03/05 - A        Robert Half International Inc. *RHI*    770323103                                  03/11/05               12,210
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Andrew S. Berwick, Jr. ---
                            Withhold
                               The  director  nominees  do not  meet our  guidelines.  The composition  of the board  does not meet our  standard  for board and committee independence.  A two-thirds majority of independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board. We will WITHHOLD votes from all director  nominees for lack of a two-thirds  majority  independent  board.  We will also WITHHOLD  votes from Harold M.  Messmer,  Jr. for serving  as both  chairman  and CEO,  and  from J.  Stephen
                               Schaub,  Edward W.  Gibbons,  Frederick P. Furth and Andrew
                               S.  Berwick,  Jr. for standing as  non-independents  on key board committees.
                    1.2     Elect Director Frederick P. Furth ---
                            Withhold
                    1.3     Elect Director Edward W. Gibbons ---
                            Withhold
                    1.4     Elect Director Harold M. Messmer, Jr. ---
                            Withhold
                    1.5     Elect Director Thomas J. Ryan --- Withhold
                    1.6     Elect Director J. Stephen Schaub ---
                            Withhold
                    1.7     Elect Director M. Keith Waddell --- Withhold
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               18.86% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense
                               options   going    forward.    We   believe   Robert   Half
                               International  should  follow suit,  to better  reflect the company's true earnings and provide  additional  discipline against overuse.
                    3       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit exceeds our guidelines for executive incentive  programs.  As such,
                               this  plan  has  the   potential   to   negatively   impact
                               shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    4       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


02/02/05 - A        Rockwell Automation Inc *ROK*           773903109                                  12/06/04                8,460
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Bruce M. Rockwell ---
                            Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR Kenneth F. Yontz but will
                               WITHHOLD votes from affiliated outsiders Joseph
                               F. Toot, Jr. and Bruce M. Rockwell for lack of a
                               two-thirds majority independent board and for
                               serving as affiliated outsiders on key board
                               committees.
                    1.2     Elect Director Joseph F. Toot, Jr. ---
                            Withhold
                    1.3     Elect Director Kenneth F. Yontz --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


06/06/05 - A        Roper Industries, Inc. *ROP*            776696106                                  04/15/05                6,550
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Donald G. Calder --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Donald G. Calder and Derrick N. Key,
                               from whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board.
                    1.2     Elect Director Derrick N. Key --- Withhold
                    1.3     Elect Director Christopher Wright --- For
                    2       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    3       Other Business                                For          Against                     Mgmt
                               As we cannot know the content of these issues, we
                               do not support this request.


10/05/04 - A        Ruby Tuesday, Inc. *RI*                 781182100                                  08/10/04                8,020
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director John B. McKinnon --- Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insider Samuel E. Beall,
                               III and affiliated outsider John B. McKinnon,
                               from whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board. We will
                               also WITHHOLD votes from Mr. Beal for serving as
                               both chairman and CEO, and from Mr. McKinnon for
                               standing as an affiliated outsider on key board
                               committees.
                    1.2     Elect Director Samuel E. Beall, III ---
                            Withhold
                    2       Approve Executive Incentive Bonus Plan        For          For                         Mgmt
                               This plan falls  within  our  guidelines.  The  performance measures  included under the plan are  appropriate  for the company  given its line of  business,  long-term  strategic objectives,  and  industry-specific  measures for assessing
                               market    competitiveness.    Additionally,    the   plan's
                               individual  award limit meets our  guidelines for executive incentive  programs.  Moreover,  preservation  of the  full
                               deductibility   of  all   compensation   paid  reduces  the
                               company's corporate tax obligation.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions upon which  investors  then rely. We support this item. The non-audit  consulting  fees are  less  than 25  percent  of total fees paid.  As such,  we will vote for the  company's auditor.
                    4       Report on Genetically Modified Organisms      Against      For                         ShrHoldr
                            (GMO)
                               In this case, we believe that the proponents
                               raise valid concerns regarding genetically
                               engineered foods. The resolution requests that
                               the company prepare a report identifying GE
                               company products and a contingency plan for
                               sourcing non-GE foods should circumstances so
                               require. We believe that this report is crucial
                               in addressing shareholder concerns regarding the
                               use and safety of GE foods. Thus, approval of
                               this proposal should increase public goodwill and
                               may mitigate financial costs to the company from
                               product shifts and potential recalls that may
                               arise from the usage of genetically engineered
                               foods in the future. While we understand the
                               company's concerns about the difficulty in
                               determining the existence of GE products in its
                               supply chain, we believe that the proponents'
                               concerns are justified. We are sympathetic with
                               the proponents concerns regarding their
                               unforeseen public acceptability, and we support
                               reporting on company GE products and detailing a
                               plan should GE products become unacceptable in
                               certain markets. We feel that support for this
                               reporting request goes hand-in-hand with
                               management's stated commitment to and interest in
                               consumer and food safety. Ruby Tuesday itself
                               states that "the Company has food safety as its
                               highest priority and cares about and actively
                               supports its customers' interest in food safety."
                               We feel that support for this labeling request
                               goes hand-in-hand with management's stated
                               commitment to food safety and its active support
                               for its customers' interest in food safety. Given
                               that the requested report would provide better
                               understanding of the company's products and
                               ensure company's commitment to address
                               shareholders' concerns regarding this issue, we
                               support this proposal.


02/28/05 - A        Sanmina-SCI Corp. *SANM*                800907107                                  01/03/05               46,860
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Neil R. Bonke --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insiders Jure Sola, Randy
                               W. Furr and affiliated outsiders A. Eugene Sapp,
                               Jr. and Mario M. Rosati, from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Mario M. Rosati for standing as an
                               affiliated outsider on the Nominating Committee,
                               from Jure Sola for serving as both chairman and
                               CEO, and from the entire Compensation Committee
                               for egregious executive compensation practices.
                    1.2     Elect Director Alain Couder --- For
                    1.3     Elect Director Randy W. Furr --- Withhold
                    1.4     Elect Director Mario M. Rosati --- Withhold
                    1.5     Elect Director A. Eugene Sapp, Jr. ---
                            Withhold
                    1.6     Elect Director Wayne Shortridge --- Withhold
                    1.7     Elect Director Peter J. Simone --- For
                    1.8     Elect Director Jure Sola --- Withhold
                    1.9     Elect Director Jacquelyn M. Ward ---
                            Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               We  do  not  support  this  item.  In  this  instance,  the non-auditing  consulting  fees are more than 25  percent of total  fees  paid.  As  such,  we  will  vote  against  the
                               company's   auditor.   We  believe  the  integrity  of  the
                               auditor's  relationship  with the  company  is  compromised when a firm is  paid  excessive  consulting  fees on top of those paid for auditing services.  This arrangement has the potential  to open the  auditor  process to a wide range of conflicts of interest.


06/14/05 - A        Scientific Games Corporation *SGMS*     80874P109                                  05/19/05               11,430
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director A. Lorne Weil --- Withhold
                               We will vote FOR the director nominees with the
                               exception of affiliated outsider Sir Brian G.
                               Wolfson, from whom we will WITHHOLD votes for
                               standing on key board committees. We will also
                               WITHHOLD votes from A. Lorne Weil for serving as
                               both chairman and CEO, and from Howard Gittis for
                               serving on an excessive number of boards.
                    1.2     Elect Director Peter A. Cohen --- For
                    1.3     Elect Director Colin J. O'Brien --- For
                    1.4     Elect Director Ronald O. Perelman --- For
                    1.5     Elect Director Howard Gittis --- Withhold
                    1.6     Elect Director Barry F. Schwartz --- For
                    1.7     Elect Director Eric M. Turner --- For
                    1.8     Elect Director Sir Brian G. Wolfson ---
                            Withhold
                    1.9     Elect Director Joseph R. Wright, Jr. --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               12.18%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense
                               options  going  forward.   We  believe   Scientific   Games
                               Corporation  should  follow  suit,  to better  reflect  the company's true earnings and provide  additional  discipline against overuse.


05/25/05 - A        SEI Investment Company *SEIC*           784117103                                  04/05/05                6,110
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Sarah W. Blumenstein --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of affiliated outsider Henry H. Porter, Jr., from
                               whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board, for
                               standing as an affiliated outsider on key board
                               committees, and for failure to establish an
                               independent Nominating Committee.
                    1.2     Elect Director Kathryn M. McCarthy --- For
                    1.3     Elect Director Henry H. Porter, Jr. ---
                            Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/19/05 - A        Sepracor Inc. *SEPR*                    817315104                                  04/01/05                5,340
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Timothy J. Barberich ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               WITHHOLD votes from insider Timothy J. Barberich,
                               for lack of a two-thirds majority independent
                               board and for serving as both chairman and CEO.
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               12.17%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going  forward.  We believe  Sepracor  Inc.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


05/25/05 - A        Sirius Satellite Radio, Inc. *SIRI*     82966U103                                  04/04/05               33,280
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Leon D. Black --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Joseph P. Clayton, Mel Karmazin and
                               affiliated outsider Lawrence F. Gilberti, from
                               whom we will WITHHOLD votes for lack of a
                               two-thirds majority independent board and for
                               failure to establish an independent Nominating
                               Committee. We will also WITHHOLD votes from
                               Lawrence F. Gilberti for standing as an
                               affiliated outsider on key board committees, from
                               Joseph P. Clayton for serving as a
                               non-independent board chairman, and from Audit
                               Committee members James P. Holden, James F.
                               Mooney, and Lawrence F. Gilberti for neglecting
                               to include auditor ratification on the proxy
                               ballot.
                    1.2     Elect Director Joseph P. Clayton ---
                            Withhold
                    1.3     Elect Director Lawrence F. Gilberti ---
                            Withhold
                    1.4     Elect Director James P. Holden --- Withhold
                    1.5     Elect Director Mel Karmazin --- Withhold
                    1.6     Elect Director Warren N. Lieberfarb --- For
                    1.7     Elect Director Michael J. McGuiness --- For
                    1.8     Elect Director James F. Mooney --- Withhold


05/18/05 - A        Southwest Airlines Co. *LUV*            844741108                                  03/23/05               15,700
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Colleen C. Barrett ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR director nominee John T. Montford, and
                               WITHHOLD votes from insiders Gary C. Kelly and
                               Colleen C. Barrett for lack of a two-thirds
                               majority independent board.
                    1.2     Elect Director Gary C. Kelly --- Withhold
                    1.3     Elect Director John T. Montford --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item.  The company has retained the same audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.


04/21/05 - A        Sovereign Bancorp, Inc. *SOV*           845905108                                  03/01/05                9,760
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director P. Michael Ehlerman --- For
                               We will vote FOR the director nominees with the
                               exception of insider Jay S. Sidhu from whom we
                               will WITHHOLD votes for serving as both chairman
                               and CEO.
                    1.2     Elect Director Marian L. Heard --- For
                    1.3     Elect Director Jay S. Sidhu --- Withhold
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          The  company has
                               retained the same audit firm in excess of seven  years.  We
                               believe   mandatory   auditor   rotation  is  an  effective
                               mechanism  for  mitigating  the  potential  risks  borne by long-term auditor-client relationships,  and is a safeguard
                               against   improper   audits.   PVS  does  not  support  the
                               ratification  of an  auditor  if their  tenure at a company exceeds seven years.


05/05/05 - A        Starwood Hotels & Resorts Worldwide,    85590A203                                  03/17/05                4,960
                    Inc. *HOT*
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Charlene Barshefsky ---
                            Withhold
                               We will vote FOR Steven J. Heyer,  but WITHHOLD  votes from
                               Kneeland C. Youngblood,  Daniel W. Yih, Eric Hippeau, Barry
                               S. Sternlicht,  Thomas O. Ryder,  Jean-Marc Chapus,  Steven
                               Quazzo,   Charlene  Barshefsky  and  Bruce  W.  Duncan  for
                               failure to implement  the majority  supported  stock option expensing  shareholder  proposal.  We  will  also  WITHHOLD
                               votes  from   Barry  S.   Sternlicht   for   serving  as  a
                               non-independent  board chairman,  and from Eric Hippeau for questions surrounding his role on Global Crossing's board.
                    1.2     Elect Director Jean-Marc Chapus --- Withhold
                    1.3     Elect Director Bruce W. Duncan --- Withhold
                    1.4     Elect Director Steven J. Heyer --- For
                    1.5     Elect Director Eric Hippeau --- Withhold
                    1.6     Elect Director Steven Quazzo --- Withhold
                    1.7     Elect Director Thomas O. Ryder --- Withhold
                    1.8     Elect Director Barry S. Sternlicht ---
                            Withhold
                    1.9     Elect Director Daniel W. Yih --- Withhold
                    1.10    Elect Director Kneeland C. Youngblood ---
                            Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Recent  accounting  scandals  underscore the need to ensure auditor  independence  in the  face of  selling  consulting services to audit clients.  The outside auditing process is the backbone upon which the  financial  health of a company is  measured.  To maintain  the  integrity  of the auditing
                               process,   the   independence  of  an  outside  auditor  is
                               absolutely  essential for rendering objective opinions upon
                               which  investors  then  rely.        We  support this item.
                               The non-audit  consulting  fees are less than 25 percent of total fees paid.  As such,  we will vote for the  company's auditor.
                    3       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit greatly exceeds our  guidelines for executive  incentive  programs.
                               As such,  this plan has the potential to negatively  impact shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    4       Provide for Confidential Voting               Against      For                         ShrHoldr
                               This clause is critical in adopting a  confidential  voting policy,  as the stakes of a proxy contest are high.  Such a clause  levels the playing  field in all aspects of voting.
                               However,  in this case, we believe that shareholders  would be better  served with a  confidential  policy and that the benefits far outweigh any risks.
                    5       Expense Stock Options                         Against      For                         ShrHoldr
                               PVS  supports  the  general   principle   motivating   this
                               non-binding  proposal.  In the wake of financial  reporting problems and excessive executive  compensation at companies like Enron Corp.,  Worldcom  Inc.,  and Tyco  International
                               Ltd.,  we agree with the growing  investor  consensus  that companies  should expense the costs  associated  with stock
                               options  in  order  to  increase   the  accuracy  of  their
                               financial  statements.   Since  the  expensing  of  options
                               lowers earnings,  most companies have elected not to do so.
                               Instead,  most  companies  have  opted to  disclose  option values  only in the  footnotes  to  their  annual  reports.
                                       We note that SFAS 123 (R) will require
                               that most public companies expense employee stock
                               options at fair market value. According to an
                               Apr. 14, 2005 letter from the SEC, mandatory
                               option expensing will be delayed by six months
                               from its initial implementation date of June 15
                               2005. Until then, the absence of an accepted
                               methodology with which to value the contingent
                               cost of stock options will allow companies like
                               Starwood Hotels & Resorts to keep the cost of
                               stock options off the income statement. However,
                               given the fact that stock options have become an
                               integral component of compensation, their value
                               cannot be ignored and treated as "no-cost"
                               compensation. Given that (1) many companies use
                               stock options as a significant component of
                               overall compensation, (2) the exercise of options
                               result in a transfer of shareholder value, and
                               (3) the contingent cost of options reduces
                               earnings, we believe that options should be
                               expensed along with all other forms of
                               compensation to better reflect the company's true
                               earnings and provide additional discipline
                               against overuse.


05/18/05 - PC       Station Casinos, Inc. *STN*             857689103                                  03/24/05                4,250
                        Management Proposals (WHITE CARD)
                    1       Elect Directors                               For          DoNotVote                   Mgmt
                    2       Approve Omnibus Stock Plan                    For          DoNotVote                   Mgmt
                    3       Ratify Auditors                               For          DoNotVote                   Mgmt
                    4       Reduce Supermajority Vote Requirement         Against      DoNotVote                   ShrHoldr
                    5       Declassify the Board of Directors             Against      DoNotVote                   ShrHoldr
                    6       Submit Shareholder Rights Plan (Poison        Against      DoNotVote                   ShrHoldr
                            Pill) to Shareholder Vote
                            Dissident Proxy (BLUE CARD)
                    1       Elect Directors (Opposition Slate)            None         For                         Mgmt
                    1.1     Elect Directors Frank J. Fertitta III ---
                            For
                               Although the company's performance has positive
                               one-, three- and five-year total shareholder
                               returns, its CEO's compensation has increased 208
                               percent from the previous year. Frank J. Fertitta
                               III received $19.3 million in total direct
                               compensation in 2004 versus peer median
                               compensation of $1.9 million (GICS peer group
                               2530 Hotels, Restaurants & Leisure). The increase
                               over the previous year is mainly due to a $14.3
                               million time-based restricted stock grant, which
                               vests ratably over 10 years. The grant was made
                               under the Stock Compensation Program. The
                               Compensation Committee's Report does not disclose
                               the underlying rationale for this grant. PVS
                               believes that there should be strong linkage
                               between the company's performance and
                               compensation at the senior executive level. PVS
                               also favors the use of equity grants whose grant
                               or vesting are directly tied to the attainment of
                               pre-established criteria. At this time, PVS will
                               vote FOR all director nominees, but advocates for
                               more transparent disclosure on executive
                               compensation. We will continue to monitor
                               executive compensation in relation to total
                               shareholders' returns.
                    1.2     Elect Director Lee S. Isgur --- For
                    2       Approve Omnibus Stock Plan                    None         Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               12.61% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe  Station  Casinos should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               None         For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions upon which  investors  then rely. We support this item. The non-audit  consulting  fees are  less  than 25  percent  of total fees paid.  As such,  we will vote for the  company's auditor.
                    4       Reduce Supermajority Vote Requirement         For          For                         ShrHoldr
                               PVS  discussion:  PVS generally  supports a simple majority vote to effect changes in a company's corporate  governance or to  engage  in major  transactions.  Requiring  a higher
                               voting  threshold  could  permit   management  to  entrench
                               itself by  blocking  amendments  that are in  shareholders'
                               best interests. PVS supports this proposal.
                    5       Declassify the Board of Directors             For          For                         ShrHoldr
                               PVS supports  shareholder  proposals calling for the repeal of a  company's  classified  board  structure  and  for the annual election of all directors under a single slate.  The ability to elect  directors  is the single  most  important use of the  shareholder  franchise,  and we firmly  believe all directors  should be  accountable on an annual basis. A classified  board can entrench  management and  effectively preclude  most  takeover  bids  or  proxy  contests.  Board classification  forces dissidents and would-be acquirers to
                               negotiate   with  the  incumbent   board,   which  has  the
                               authority to decide on offers  without a shareholder  vote.
                               Managers  generally  believe that staggered  boards provide continuity,  but empirical evidence has suggested that such a structure is not in  shareholders'  best interests from a
                               financial   perspective.   We,   therefore,   support   the
                               declassification of a company's board.
                    6       Submit Shareholder Rights Plan (Poison        For          For                         ShrHoldr
                            Pill) to Shareholder Vote
                               Because poison pills greatly alter the balance of
                               power between shareholders and management,
                               shareholders should be allowed to make their own
                               evaluation of such plans. Ideally, a pill should
                               include a two- to three-year sunset provision, a
                               reasonable flip-in (20 percent or higher), and a
                               chewable feature allowing shareholders to redeem
                               the pill in the event of a takeover offer.


04/21/05 - A        SVB FINANCIAL GROUP *SIVB*              827064106                                  02/28/05                4,260
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Eric A. Benhamou --- For
                               We will vote FOR the director nominees with the
                               exception of James R. Porter and Larry W.
                               Sonsini, from whom we will WITHHOLD votes for
                               standing as affiliated outsiders on key board
                               committees. We will also WITHHOLD votes from G.
                               Felda Hardymon for poor board and committee
                               meeting attendance.
                    1.2     Elect Director David M. Clapper --- For
                    1.3     Elect Director Roger F. Dunbar --- For
                    1.4     Elect Director Joel P. Friedman --- For
                    1.5     Elect Director G. Felda Hardymon ---
                            Withhold
                    1.6     Elect Director Alex W. 'Pete' Hart --- For
                    1.7     Elect Director C. Richard Kramlich --- For
                    1.8     Elect Director James R. Porter --- Withhold
                    1.9     Elect Director Michaela K. Rodeno --- For
                    1.10    Elect Director Larry W. Sonsini --- Withhold
                    1.11    Elect Director Kenneth P. Wilcox --- For
                    2       Change Company Name                           For          For                         Mgmt
                               We generally  approve a company's change of name as it has, in most  instances,  strong  strategic  justification  from business standpoint.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We  do  not  support  this  plan.  Firstly,  the  company's three-year  average  burn rate of 5.20% is higher  than its
                               four-digit  GICS  peer  group  burn  rate  of  2.61%,   and
                               therefore  fails  to meet  our  guidelines.  Secondly,  the company's  potential  Voting Power  Dilution  (VPD) for all incentive  plans is 18.21%,  which exceeds our  guidelines.
                               Proposals  that  add to a  company's  VPD  can  potentially
                               dilute  the  voting   interests  of  common   shareholders.
                               Finally,  the  company  does not  fully  expense  its stock options.  Given their current  accounting  treatment of not
                               being  charged  as  an  expense  against  earnings,   stock
                               options  have been the  ultimate  tax  dodge for  companies wishing to lavishly  compensate  employees.  Misused  stock options can give executives  perverse incentives to inflate their company's earnings or make  irresponsibly  optimistic forecasts  in order to keep  stock  prices  high and  their paychecks  gargantuan.  Numerous  companies  have chosen to acknowledge  the distortion to reported  earnings caused by the  non-expensing  of options and have  elected to expense
                               options   going   forward.   We  believe   Silicon   Valley
                               Bancshares  should  follow  suit,  to  better  reflect  the company's true earnings and provide  additional  discipline against overuse.
                    4       Approve Stock Award to Executive              For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit has the potential  to  exceed  our  guidelines  for cash and  stock based executive  incentive  programs due to its open-ended, unlimited  nature.  In years with  substantial  base salary
                               increases,    the   individual   award   limit   parameters
                               prescribed   by  the  plan   would  not  keep   payouts  to
                               executives  within our $2 million  individual  award limit.
                               As such,  this plan has the potential to negatively  impact shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    5       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


04/26/05 - A        T. Rowe Price Group, Inc. *TROW*        74144T108                                  02/25/05                7,310
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Edward C. Bernard ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insider Brian C. Rogers,
                               George A. Roche, James S. Riepe, Edward C.
                               Bernard and James A.C. Kennedy from whom we will
                               WITHHOLD votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from George A. Roche for serving as both chairman
                               and CEO.
                    1.2     Elect Director James T. Brady --- For
                    1.3     Elect Director J. Alfred Broaddus, Jr. ---
                            For
                    1.4     Elect Director Donald B. Hebb, Jr. --- For
                    1.5     Elect Director James A.C. Kennedy ---
                            Withhold
                    1.6     Elect Director James S. Riepe --- Withhold
                    1.7     Elect Director George A. Roche --- Withhold
                    1.8     Elect Director Brian C. Rogers --- Withhold
                    1.9     Elect Director Dr. Alfred Sommer --- For
                    1.10    Elect Director Dwight S. Taylor --- For
                    1.11    Elect Director Anne Marie Whittemore --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Other Business                                For          Against                     Mgmt
                               As we cannot know the content of these issues, we
                               do not support this request.


09/23/04 - A        Tektronix, Inc. *TEK*                   879131100                                  07/19/04                5,330
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director David N. Campbell ---
                            Withhold
                               We will WITHHOLD votes from Audit Committee
                               members David N. Campbell and Merrill A. McPeak
                               for neglecting to include auditor ratification on
                               the ballot. In addition, we will WITHHOLD votes
                               from Richard H. Wills for serving as both
                               chairman and CEO.
                    1.2     Elect Director Merrill A. Mcpeak ---
                            Withhold
                    1.3     Elect Director Richard H. Wills --- Withhold


04/28/05 - A        The AES Corp. *AES*                     00130H105                                  03/03/05                9,270
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Richard Darman --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Paul T. Hanrahan --- For
                    1.3     Elect Director Kristina M. Johnson --- For
                    1.4     Elect Director John A. Koskinen --- For
                    1.5     Elect Director Philip Lader --- For
                    1.6     Elect DirectorJohn H. McArthur --- For
                    1.7     Elect Director Sandra O. Moose --- For
                    1.8     Elect Director Philip A. Odeen --- For
                    1.9     Elect Director Charles O. Rossotti --- For
                    1.10    Elect Director Sven Sandstrom --- For
                    1.11    Elect Director Roger W. Sant --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


04/07/05 - A        The Bear Stearns Companies Inc. *BSC*   073902108                                  02/23/05                1,560
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director James E. Cayne --- Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board   independence.   A   two-thirds   majority   of
                               independent  directors on a board is a direct way to assure that shareholder  interests will be properly represented on a board.  We will vote FOR the director  nominees  with the exception of insiders  James E. Cayne,  Alan C.  Greenberg,
                               Alan  D.   Schwartz,   Warren  J.  Spector  and  affiliated
                               outsiders Carl D. Glickman, Donald J. Harrington,  Frank T.
                               Nickell,  Frederic V.  Salerno,  and Vincent Tese from whom we will  WITHHOLD  votes for lack of a two-thirds  majority independent  board.  We will also WITHHOLD  votes from Carl
                               D.  Glickman,  Donald  J.  Harrington,  Frank  T.  Nickell,
                               Frederic  V.  Salerno,  and  Vincent  Tese for  standing as affiliated  outsiders  on key  board  committees,  and from
                               James E. Cayne for serving as both chairman and CEO.
                    1.2     Elect Director Henry S. Bienen --- For
                    1.3     Elect Director Carl D. Glickman --- Withhold
                    1.4     Elect Director Alan C. Greenberg ---
                            Withhold
                    1.5     Elect Director Donald J. Harrington ---
                            Withhold
                    1.6     Elect Director Frank T. Nickell --- Withhold
                    1.7     Elect Director Paul A. Novelly --- For
                    1.8     Elect Director Frederic V. Salerno ---
                            Withhold
                    1.9     Elect Director Alan D. Schwartz --- Withhold
                    1.10    Elect Director Warren J. Spector ---
                            Withhold
                    1.11    Elect Director Vincent Tese --- Withhold
                    1.12    Elect Director Wesley S. Williams Jr. ---
                            For
                    2       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we commend  the  company on its effort to link stock grants and cash bonuses with  clearly  defined  performance criteria,  the plan's  potential  annual  individual  award limit  exceeds our  guidelines  for  stock-based  executive incentive  programs.  In years where there are  substantial
                               operating   cash   flows,   the   individual   award  limit
                               parameters  prescribed  by the plan would not keep  payouts to  executives  within  our  $2  million  individual  award limit.  As such,  this plan has the potential to negatively
                               impact   shareholder   value  beyond  a  reasonable  level.
                               Therefore, we do not support this item.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


11/17/04 - A        The Clorox Company *CLX*                189054109                                  09/20/04                5,170
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Daniel Boggan, Jr. ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exceptions Lary R. Scott for serving as an
                               affiliated outsider on the Audit and Compensation
                               committees, and from Daniel Boggan, Jr. for
                               serving as an affiliated outsider on the
                               Nominating Committee.
                    1.2     Elect Director Tully M. Friedman --- For
                    1.3     Elect Director Christoph Henkel --- For
                    1.4     Elect Director William R. Johnson --- For
                    1.5     Elect Director Gerald E. Johnston --- For
                    1.6     Elect Director Robert W. Matschullat --- For
                    1.7     Elect Director Gary G. Michael --- For
                    1.8     Elect Director Klaus Morwind --- For
                    1.9     Elect Director Jan L. Murley --- For
                    1.10    Elect Director Lary R. Scott --- Withhold
                    1.11    Elect Director Michael E. Shannon --- For
                    2       Approve Outside Director Stock                For          For                         Mgmt
                         Awards/Options in Lieu of Cash
                               This plan does not result in shareholder wealth
                               transfer, it merely alters the medium through
                               which directors are paid by allowing them to
                               receive stock units in lieu of cash compensation.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


11/16/04 - S        The Cooper Companies, Inc. *COO*        216648402                                  10/04/04                2,330
                    1       Approve Merger Agreement                      For          For                         Mgmt
                               Conclusion:  Based  on the  market  premium,  the  fairness opinion, and the potential strategic synergies,  we believe the merger agreement warrants shareholder support.


03/22/05 - A        The Cooper Companies, Inc. *COO*        216648402                                  02/03/05                3,730
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director A. Thomas Bender --- Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insiders Robert S. Weiss, A. Thomas Bender and
                               affiliated outsiders Allan E Rubenstein, Steven
                               Rosenberg, Donald Press, Michael H. Kalkstein and
                               John D. Fruth, from whom we will WITHHOLD votes
                               for lack of a two-thirds majority independent
                               board. We will also WITHHOLD votes from Allan E
                               Rubenstein, Steven Rosenberg, Donald Press and
                               Michael H. Kalkstein for standing as affiliated
                               outsiders on key board committees, and from A.
                               Thomas Bender for serving as both chairman and
                               CEO.
                    1.2     Elect Director Edgar J. Cummins --- For
                    1.3     Elect Director John D. Fruth --- Withhold
                    1.4     Elect Director Michael H. Kalkstein ---
                            Withhold
                    1.5     Elect Director Moses Marx --- For
                    1.6     Elect Director Donald Press --- Withhold
                    1.7     Elect Director Steven Rosenberg --- Withhold
                    1.8     Elect Director Allan E Rubenstein M.D. ---
                            Withhold
                    1.9     Elect Director Robert S. Weiss --- Withhold
                    1.10    Elect Director Stanley Zinberg, M.D. --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               We support this item. The non-audit consulting
                               fees are less than 25 percent of total fees paid.
                               As such, we will vote for the company's auditor.
                    3       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.


04/19/05 - A        The Hershey Co *HSY*                    427866108                                  02/22/05                2,950
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director J.A. Boscia --- For
                               We will vote FOR the director nominees with the
                               exception of Mackey J. McDonald, Richard H. Lenny
                               and Bonnie G. Hill. We will WITHHOLD votes from
                               Mr. McDonald for serving on an excessive number
                               of boards, from Mr. Lenny for serving as both
                               chairman and CEO, and from Ms. Hill for standing
                               as an affiliated outsider on the Compensation and
                               Nominating committees.
                    1.2     Elect Director R.H. Campbell --- For
                    1.3     Elect Director R.F. Cavanaugh --- For
                    1.4     Elect Director G.P. Coughlan --- For
                    1.5     Elect Director H. Edelman --- For
                    1.6     Elect Director B.G. Hill --- Withhold
                    1.7     Elect Director R.H. Lenny --- Withhold
                    1.8     Elect Director M.J. McDonald --- Withhold
                    1.9     Elect Director M.J. Toulantis --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon  which  investors  then  rely.          The  non-audit
                               consulting  fees are less  than 25  percent  of total  fees paid. As such, we will vote for the company's auditor.
                    3       Increase Authorized Common Stock              For          Against                     Mgmt
                               The number of  additional  authorized  common shares sought in this proposal exceeds our guidelines.  As a policy,  PVS will not support  increases in authorized  common shares of this  magnitude,  unless the company has offered a specific and reasonable  purpose for the additional  shares. In this case,  the company  has not  offered a specific  reason for the share increase.  Large  increases in authorized  common stock  may be used  for  anti-takeover  devices  or to fund undesirable  increases in executive  stock options  without
                               shareholder  approval.   In  addition,   this  proposal  is
                               bundled with an increase in supervoting  stock. As such, we will vote AGAINST this item.
                    4       Change Company Name                           For          For                         Mgmt
                               We generally  approve a company's change of name as it has, in most  instances,  strong  strategic  justification  from business  standpoint.  Because it is unlikely that the name change  would  have  a  negative  financial  impact  on the company, we will support the proposal.


05/23/05 - A        The Warnaco Group, Inc. *WRNC*          934390402                                  04/01/05                6,480
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director David A. Bell --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Robert A. Bowman --- For
                    1.3     Elect Director Richard Karl Goeltz --- For
                    1.4     Elect Director Joseph R. Gromek --- For
                    1.5     Elect Director Sheila A. Hopkins --- For
                    1.6     Elect Director Charles R. Perrin --- For
                    1.7     Elect Director Cheryl Nido Turpin --- For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               12.68% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


04/21/05 - A        TIBCO Software, Inc. *TIBX*             88632Q103                                  02/22/05               30,690
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Vivek Y. Ranadive ---
                            Withhold
                               We will vote FOR the director nominees with the
                               exception of Vivek Y. Ranadive, from whom we will
                               WITHHOLD votes for serving as both chairman and
                               CEO.
                    1.2     Elect Director Bernard Bourigeaud --- For
                    1.3     Elect Director Eric Dunn --- For
                    1.4     Elect Director Naren Gupta --- For
                    1.5     Elect Director Peter Job --- For
                    1.6     Elect Director Philip K. Wood --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then rely.          We do not support
                               this item. In this  instance,  the company has retained the same  audit  firm in  excess  of seven  years.  We  believe mandatory  auditor  rotation is an effective  mechanism for
                               mitigating   the   potential   risks  borne  by   long-term
                               auditor-client  relationships,  and is a safeguard  against improper  audits.  PVS does not support the ratification of an  auditor  if their  tenure  at a company  exceeds  seven years.


05/24/05 - A        Triad Hospitals, Inc. *TRI*             89579K109                                  04/08/05                3,800
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Michael J. Parsons --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Thomas G. Loeffler, Esq. ---
                            For
                    1.3     Elect Director Uwe E. Reinhardt, Ph.D. ---
                            For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.41% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests  of  common   shareholders.   Additionally,   the
                               company  does not fully  expense its stock  options.  Given their current accounting  treatment of not being charged as an expense  against  earnings,  stock options have been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options going forward.  We believe Triad Hospitals,  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    4       Amend Qualified Employee Stock Purchase Plan  For          For                         Mgmt
                               PVS generally supports  broad-based employee stock purchase plans  as a means of  linking  shareholder  interests  with those of  company  employees.  This  plan  qualifies  as an employee  stock  purchase  plan  under  Section  423 of the
                               Internal Revenue Code. This plan has a reasonable  employee
                               purchasing  cap  and  contains  a  predetermined   offering
                               period. As such, this ESPP meets our guidelines.


09/24/04 - S        UCBH Holdings, Inc. *UCBH*              90262T308                                  08/31/04                5,670
                    1       Amend Stock Option Plan                       For          Against                     Mgmt
                               We do not support this plan. The company's
                               potential Voting Power Dilution (VPD) for all
                               incentive plans is 16.23% which exceeds our
                               guidelines. Proposals that add to a company's VPD
                               can potentially dilute the voting interests of
                               common shareholders. In addition, the company
                               does not fully expense its stock options. Given
                               their current accounting treatment of not being
                               charged as an expense against earnings, stock
                               options have been the ultimate tax dodge for
                               companies wishing to lavishly compensate
                               employees. Misused stock options can give
                               executives an incentive to inflate their
                               company's earnings or make irresponsibly
                               optimistic forecasts in order to keep stock
                               prices high and their paychecks gargantuan.
                               Numerous companies have chosen to acknowledge the
                               distortion to reported earnings caused by the
                               non-expensing of options and have elected to
                               expense options going forward. We believe UCBH
                               Holdings, Inc. should follow suit, to better
                               reflect the company's true earnings and provide
                               additional discipline against overuse.


05/19/05 - A        UCBH Holdings, Inc. *UCBH*              90262T308                                  03/31/05                6,510
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Li-Lin Ko --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Richard Li-Chung Wang --- For
                    1.3     Elect Director Dennis Wu --- For
                    2       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest.


04/29/05 - A/S      Ultra Petroleum Corp. *UPL*             903914109                                  03/14/05                3,370
                    1       Elect Director Michael D. Watford             For          Against                     Mgmt
                               We will vote FOR the director nominees with the
                               exception of Michael D. Watford, from whom we
                               will WITHHOLD votes for serving as chairman and
                               CEO.
                    2       Elect Director William C. Helton              For          For                         Mgmt
                    3       Elect Director James E. Nielson               For          For                         Mgmt
                    4       Elect Director Robert E. Rigney               For          For                         Mgmt
                    5       Elect Director James C. Roe                   For          For                         Mgmt
                    6       Approve KPMG LLP as Auditors and Authorize    For          For                         Mgmt
                      Board to Fix Remuneration of Auditors
                               The ratification of auditors is no longer a
                               routine item. Accounting scandals at companies
                               underscore the need to ensure auditor
                               independence in the face of selling consulting
                               services to audit clients. The outside auditing
                               process is the backbone upon which the financial
                               health of a company is measured. To maintain the
                               integrity of the auditing process, the
                               independence of an outside auditor is absolutely
                               essential for rendering objective opinions upon
                               which investors then rely. We support this item.
                               The non-audit consulting fees are less than 25
                               percent of total fees paid. As such, we will vote
                               for the company's auditor.
                    7       Approve 2:1 Stock Split                       For          For                         Mgmt
                               On April 8, 2005,  the company's  shares closed  trading on the American  Stock  Exchange at US$49.21 per share.  As of the  record  date,  there  were  75,985,968  common  shares issued and  outstanding.  The proposed stock split will not result in any dilution of current  shareholder value as the
                               new  shares   created   will  all  be  given  to   existing
                               shareholders.  Shareholders  will own twice  the  number of shares  they held  before  the  split,  and each share will have half the value it had before the  split.  The  overall
                               value  of  the  holdings  is  therefore   unaffected.   The
                               effective  date  and  time  of  the  stock  split  will  be determined  by the board.  The board has also  reserved the right to abandon  the stock  split even if  approved by the shareholders.  Stock splits,  while not immediately  adding to  shareholder  value,  serve to keep the share price of a company low,  increasing market liquidity and expanding the potential capital base.
                    8       Approve 2005 Stock Incentive Plan             For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               16.65% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.
                    9       Other Business                                For          Against                     Mgmt
                               As we cannot know the content of these issues, we
                               do not support this request.


05/24/05 - A        Urban Outfitters, Inc. *URBN*           917047102                                  03/28/05                5,850
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Richard A. Hayne --- Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               WITHHOLD votes from insiders Glen T. Senk,
                               Richard A. Hayne and affiliated outsiders Joel S.
                               Lawson, III, Harry S. Cherken, Jr. and Scott A.
                               Belair, from whom we will WITHHOLD votes for lack
                               of a two-thirds majority independent board. We
                               will also WITHHOLD votes from Joel S. Lawson,
                               III, Harry S. Cherken, Jr. and Scott A. Belair
                               for standing as affiliated outsiders on key board
                               committees, from Richard A. Hayne for serving as
                               a non-independent board chairman, and from the
                               entire Audit Committee for neglecting to include
                               auditor ratification on the proxy ballot.
                    1.2     Elect Director Scott A. Belair --- Withhold
                    1.3     Elect Director Harry S. Cherken, Jr. ---
                            Withhold
                    1.4     Elect Director Joel S. Lawson III ---
                            Withhold
                    1.5     Elect Director Glen T. Senk --- Withhold
                    1.6     Elect Director Robert H. Strouse ---
                            Withhold
                    2       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               Though we commend  the  company on its effort to link stock grants  with  clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for stock-based  executive  incentive  programs.
                               As such,  this plan has the potential to negatively  impact shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    3       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.


06/13/05 - A        Uti Worldwide Inc. *UTIW*               G87210103                                  05/18/05                2,430
                            Meeting for Holders of ADR's
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director Leon J. Level --- For
                               We will vote FOR the director nominees.
                    1.2     Elect Director J. Simon Stubbings --- For
                    2       TO RATIFY THE APPOINTMENT OF DELOITTE &       For          For                         Mgmt
                            TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
                            ACCOUNTANTS OF THE COMPANY.
                               The ratification of auditors is no longer a
                               routine item. Accounting scandals at companies
                               underscore the need to ensure auditor
                               independence in the face of selling consulting
                               services to audit clients. The outside auditing
                               process is the backbone upon which the financial
                               health of a company is measured. To maintain the
                               integrity of the auditing process, the
                               independence of an outside auditor is absolutely
                               essential for rendering objective opinions upon
                               which investors then rely. We support this item.
                               The non-audit consulting fees are less than 25
                               percent of total fees paid. As such, we will vote
                               for the company's auditor.


05/26/05 - A        VeriSign Inc *VRSN*                     92343E102                                  03/28/05               17,650
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Scott G. Kriens --- For
                               We will vote FOR the director nominees with the
                               exception of Stratton D. Sclavos from whom we
                               will WITHHOLD votes for serving as both chairman
                               and CEO.
                    1.2     Elect Director Len J. Lauer --- For
                    1.3     Elect Director Stratton D. Sclavos ---
                            Withhold
                    2       Amend Non-Employee Director Stock Option      For          Against                     Mgmt
                            Plan
                               We do not support this plan. Firstly, the company
                               has repriced underwater stock options in the
                               past. We believe repricing reduces the incentive
                               value of the plan by undermining the concept that
                               stock options are intended to be a long-term
                               incentive. Secondly, the company's potential
                               Voting Power Dilution (VPD) for all incentive
                               plans is 27.22%, which exceeds our guidelines.
                               Proposals that add to a company's VPD can
                               potentially dilute the voting interests of common
                               shareholders. Finally, the company does not fully
                               expense its stock options. Given their current
                               accounting treatment of not being charged as an
                               expense against earnings, stock options have been
                               the ultimate tax dodge for companies wishing to
                               lavishly compensate employees. Misused stock
                               options can give executives perverse incentives
                               to inflate their company's earnings or make
                               irresponsibly optimistic forecasts in order to
                               keep stock prices high and their paychecks
                               gargantuan. Numerous companies have chosen to
                               acknowledge the distortion to reported earnings
                               caused by the non-expensing of options and have
                               elected to expense options going forward. We
                               believe VeriSign Inc should follow suit, to
                               better reflect the company's true earnings and
                               provide additional discipline against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/04/05 - A        Waters Corp. *WAT*                      941848103                                  03/15/05                4,930
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Joshua Bekenstein ---
                            Withhold
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider Douglas A. Berthiaume and affiliated
                               outsiders Joshua Bekenstein, Edward Conard, and
                               Thomas P. Salice, from whom we will WITHHOLD
                               votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Joshua Bekenstein, Edward Conard, and Thomas
                               P. Salice for standing as affiliated outsiders on
                               key board committees, from Douglas A. Berthiaume
                               for serving as both chairman and CEO, and from
                               Audit Committee members Edward Conard, William J.
                               Miller, and Thomas P. Salice for neglecting to
                               include auditor ratification on the proxy ballot.
                    1.2     Elect Director Michael J. Berendt, Ph. D.
                            --- For
                    1.3     Elect Director Douglas A. Berthiaume ---
                            Withhold
                    1.4     Elect Director Edward Conard --- Withhold
                    1.5     Elect Director Laurie H. Glimcher --- For
                    1.6     Elect Director William J. Miller ---
                            Withhold
                    1.7     Elect Director Thomas P. Salice --- Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Amend Omnibus Stock Plan                      For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               13.13%,  which exceeds our  guidelines.  Proposals that add to a  company's  VPD  can  potentially  dilute  the  voting interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  Waters  Corp.  should follow suit, to better  reflect the company's true earnings and provide additional discipline against overuse.
                    4       Approve Executive Incentive Bonus Plan        For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.
                    5       Other Business                                For          Against                     Mgmt
                               As we cannot know the content of these issues, we
                               do not support this request.


05/10/05 - A        Wellpoint Inc *WLP*                     94973V107                                  03/18/05                5,680
                    1       Elect Directors                               For          For                         Mgmt
                    1.1     Elect Director William H.T. Bush --- For
                               The director nominees meet our guidelines.
                    1.2     Elect Director Warren Y. Jobe --- For
                    1.3     Elect Director William G. Mays --- For
                    1.4     Elect Director Senator Donald W. Riegle,
                            Jr. --- For
                    1.5     Elect Director William J. Ryan --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Performance- Based/Indexed Options            Against      For                         ShrHoldr
                               Conclusion        PVS   supports   the   use  of   indexed,
                               premium-priced,   and  performance-vested   options,  which
                               encourage  executives to  outperform  rivals and the market as a whole  rather than being  rewarded for any rise in the share  price,  which  can  occur if  empirical  performance measures  are not  incorporated  into the  structure of the options.  The proposal  requests for a significant  portion of future  stock  option  grants to  senior  executives  be performance-based,  which  we  do  not  believe  is  unduly
                               restrictive.            This    method   of    compensation
                               demonstrates  a strong  commitment to the actual  promotion
                               of   shareholder   value  rather  than  simply   management
                               enrichment.  Given  the  principle  of pay for  performance
                               (and the  potential  for  excessive  pay  untied to results inherent in fixed-price  stock options),  and the fact that the  company  does not grant  awards  as  performance-based awards,  we believe this is a worthy  proposal  which sends management a clear  message on the  responsible  and proper use of equity compensation in conjunction with performance.


04/04/05 - A        Whole Foods Market, Inc. *WFMI*         966837106                                  02/04/05                2,510
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director David W. Dupree --- For
                               We will vote FOR the director nominees with the
                               exception of John P. Mackey, from whom we will
                               WITHHOLD votes for serving as both chairman and
                               CEO.
                    1.2     Elect Director Gabrielle E. Greene --- For
                    1.3     Elect Director John P. Mackey --- Withhold
                    1.4     Elect Director Linda A. Mason --- For
                    1.5     Elect Director Morris J. Siegel --- For
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.
                    3       Increase Authorized Common Stock              For          Against                     Mgmt
                               We do not  support  this  plan.  The  number of  additional authorized  common shares  sought in this proposal  exceeds
                               our  guidelines.   As  a  policy,   PVS  will  not  support
                               increases in authorized  common  shares of this  magnitude, unless the company has  offered a specific  and  reasonable purpose  for  the  additional  shares.  In this  case,  the company  has not  offered a  specific  reason for the share increase.  Large  increases in authorized  common stock may be used for  anti-takeover  devices or to fund  undesirable increases in executive  stock options  without  shareholder approval.
                    4       Amend Stock Option Plan                       For          Against                     Mgmt
                               We  do  not  support  this  plan.  Firstly,  the  company's potential  Voting Power  Dilution  (VPD) for all  incentive plans is 20.26%  which  exceeds our  guidelines.  Proposals that add to a  company's  VPD can  potentially  dilute  the voting  interests  of common  shareholders.  Secondly,  the company's  three-year  average burn rate of 3.65 percent is higher  than its  four-digit  GICS peer  group burn rate of
                               3.48 percent,  and therefore  fails to meet our guidelines.
                               Finally,  the  company  does not  fully  expense  its stock options.  Given their current  accounting  treatment of not
                               being  charged  as  an  expense  against  earnings,   stock
                               options  have been the  ultimate  tax  dodge for  companies wishing to lavishly  compensate  employees.  Misused  stock options can give executives  perverse incentives to inflate their company's earnings or make  irresponsibly  optimistic forecasts  in order to keep  stock  prices  high and  their paychecks  gargantuan.  Numerous  companies  have chosen to acknowledge  the distortion to reported  earnings caused by the  non-expensing  of options and have  elected to expense options going forward.  We believe Whole Foods Market, Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    5       Label Genetically Modified Ingredients        Against      For                         ShrHoldr
                               We are sympathetic with the proponent's  concerns regarding the unforeseen  health impact,  and we support reporting on the effects and labeling of all GE-based products.  We feel that support for this  labeling  request goes  hand-in-hand with management's  stated commitment to consumer safety and safe  products.  Based  on  the  potential  benefits  of  a
                               proactive   labeling  policy  and  decreased   exposure  to
                               protest,  litigation,  and  recalls,  we feel that it is in the best  interests  of  shareholders  to address  consumer
                               concerns  about  possible   dangers   associated   with  GE
                               products.  As  labeling is one aspect of this  process,  we support this proposal.
                    6       Submit Shareholder Rights Plan (Poison        Against      For                         ShrHoldr
                            Pill) to Shareholder Vote
                               Because poison pills greatly alter the balance of
                               power between shareholders and management,
                               shareholders should be allowed to make their own
                               evaluation of such plans.


05/18/05 - A        Williams-Sonoma, Inc. *WSM*             969904101                                  03/22/05                7,110
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director W. Howard Lester --- Withhold
                               We will vote FOR the director nominees with the
                               exception of W. Howard Lester, from whom we will
                               WITHHOLD votes for serving as a non-independent
                               board chairman.
                    1.2     Elect Director Edward A. Mueller --- For
                    1.3     Elect Director Sanjiv Ahuja --- For
                    1.4     Elect Director Adrian D.P. Bellamy --- For
                    1.5     Elect Director Patrick J. Connolly --- For
                    1.6     Elect Director Adrian T. Dillon --- For
                    1.7     Elect Director Jeanne P. Jackson --- For
                    1.8     Elect Director Michael R. Lynch --- For
                    1.9     Elect Director Richard T. Robertson --- For
                    2       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses  with clearly  defined  performance  criteria,  the
                               plan's   annual   individual   award   limit   exceeds  our
                               guidelines for executive incentive programs.  As such, this plan has the  potential to  negatively  impact  shareholder value  beyond  a  reasonable  level.  Therefore,  we do not support this item.
                    3       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors then  rely.        We  do not support
                               this item. In this instance,  the  non-auditing  consulting fees are more than 25 percent of total fees paid.  As such, we will vote against the company's auditor.  We believe the integrity of the  auditor's  relationship  with the company is  compromised  when a firm is paid  excessive  consulting fees on top of  those  paid  for  auditing  services.  This arrangement  has the potential to open the auditor  process to a wide range of conflicts of interest. In addition,  the company  has  retained  the same  audit  firm in  excess of seven years. We believe  mandatory  auditor  rotation is an effective  mechanism for  mitigating  the  potential  risks borne by long-term auditor-client  relationships,  and is a safeguard  against  improper  audits.  PVS does not support the  ratification  of  an  auditor  if  their  tenure  at a company exceeds seven years.


12/09/04 - A        WMS Industries Inc. *WMS*               929297109                                  10/20/04                7,810
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Louis J. Nicastro ---
                            Withhold
                               The  composition  of the board  does not meet our  standard
                               for  board  and   committee   independence.   A  two-thirds
                               majority of  independent  directors  on a board is a direct way to assure that  shareholder  interests will be properly represented  on a  board.  We will  vote  FOR the  director nominees with the  exceptions of Ira S.  Sheinfeld,  Harvey
                               Reich, Neil D. Nicastro, William C. Bartholomay,  Harold H.
                               Bach, Jr., Norman J. Menell,  Brian R. Gamache and Louis J.
                               Nicastro,  from whom we will  WITHHOLD  votes for lack of a
                               two-thirds   majority   independent  board.  We  will  also
                               WITHHOLD votes from William C.  Bartholomay  for serving as
                               an   affiliated   outsider   on   the   Audit   &   Ethics,
                               Compensation,   and   Nominating  &  Corporate   Governance
                               committees,  from  Harold H. Bach,  Jr.  for  serving as an affiliated outsider on the Audit and Ethics Committee,  and
                               from  Norman  J.  Menell  for  serving  as  an   affiliated
                               outsider  on  the   Nominating   &   Corporate   Governance
                               Committee.  In addition,  we will WITHHOLD votes from Louis
                               J.  Nicastro  for  serving  as  a   non-independent   board
                               chairman.
                    1.2     Elect Director Brian R. Gamache --- Withhold
                    1.3     Elect Director Norman J. Menell --- Withhold
                    1.4     Elect Director Harold H. Bach, Jr. ---
                            Withhold
                    1.5     Elect Director William C. Bartholomay ---
                            Withhold
                    1.6     Elect Director Neil D. Nicastro --- Withhold
                    1.7     Elect Director Harvey Reich --- Withhold
                    1.8     Elect Director Ira S. Sheinfeld --- Withhold
                    1.9     Elect Director William J. Vareschi, Jr ---
                            For
                    2       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               We do  not  support  this  plan.  The  company's  potential
                               Voting  Power  Dilution  (VPD) for all  incentive  plans is
                               14.91% which exceeds our guidelines.  Proposals that add to
                               a  company's   VPD  can   potentially   dilute  the  voting
                               interests of common shareholders.  In addition, the company does not fully  expense  its  stock  options.  Given  their current  accounting  treatment  of not being  charged as an expense  against  earnings,  stock  options  have  been the ultimate  tax  dodge  for  companies  wishing  to  lavishly
                               compensate  employees.   Misused  stock  options  can  give
                               executives  perverse  incentives to inflate their company's earnings  or make  irresponsibly  optimistic  forecasts  in order  to  keep  stock  prices  high  and  their  paychecks gargantuan.  Numerous  companies have chosen to acknowledge
                               the   distortion  to  reported   earnings   caused  by  the
                               non-expensing  of  options  and  have  elected  to  expense options  going  forward.  We believe  WMS  Industries  Inc.
                               should  follow suit, to better  reflect the company's  true earnings and provide additional discipline against overuse.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/02/05 - A        Wynn Resorts Ltd *WYNN*                 983134107                                  03/31/05                3,700
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Kazuo Okada --- Withhold
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of affiliated outsider Kazuo
                               Okada from whom we will WITHHOLD votes for lack
                               of a two-thirds majority independent board.
                    1.2     Elect Director Robert J. Miller --- For
                    1.3     Elect Director Kiril Sokoloff --- For
                    1.4     Elect Director Allan Zeman --- For
                    2       Amend Executive Incentive Bonus Plan          For          Against                     Mgmt
                               Though we  commend  the  company on its effort to link cash bonuses and stock grants with clearly  defined  performance criteria,  the plan's annual individual award limit exceeds our guidelines for executive incentive  programs.  As such,
                               this  plan  has  the   potential   to   negatively   impact
                               shareholder value beyond a reasonable level.  Therefore, we do not support this item.
                    3       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then  rely.        We  support  this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


11/16/04 - S        XTO Energy Inc *XTO*                    98385X106                                  09/30/04                9,335
                    1       Approve Omnibus Stock Plan                    For          Against                     Mgmt
                               Although the potential Voting Power Dilution
                               (VPD) for all incentive plans of 7.98% meets our
                               guidelines, the company does not fully expense
                               its stock options. Given their current accounting
                               treatment of not being charged as an expense
                               against earnings, stock options have been the
                               ultimate tax dodge for companies wishing to
                               lavishly compensate employees. Misused stock
                               options can give executives perverse incentives
                               to inflate their company's earnings or make
                               irresponsibly optimistic forecasts in order to
                               keep stock prices high and their paychecks
                               gargantuan. Numerous companies have chosen to
                               acknowledge the distortion to reported earnings
                               caused by the non-expensing of options and have
                               elected to expense options going forward. We
                               believe XTO Energy should follow suit, to better
                               reflect the company's true earnings and provide
                               additional discipline against overuse.


05/17/05 - A        XTO Energy Inc *XTO*                    98385X106                                  03/31/05                8,316
                    1       Elect Directors                               For          Withhold                    Mgmt
                    1.1     Elect Director Herbert D. Simons ---
                            Withhold
                               The director nominees do not meet our guidelines.
                               The composition of the board does not meet our
                               standard for board and committee independence. A
                               two-thirds majority of independent directors on a
                               board is a direct way to assure that shareholder
                               interests will be properly represented on a
                               board. We will vote FOR the director nominees
                               with the exception of insider Keith A. Hutton and
                               affiliated outsider Jack P. Randall from whom we
                               will WITHHOLD votes for lack of a two-thirds
                               majority independent board. We will also WITHHOLD
                               votes from audit committee members William A.
                               Adams, III and Herbert D. Simons for neglecting
                               to include auditor ratification on the proxy
                               ballot.
                    1.2     Elect Director William A. Adams, III ---
                            Withhold
                    1.3     Elect Director Keith A. Hutton --- Withhold
                    1.4     Elect Director Jack P. Randall --- Withhold


05/19/05 - A        Yellow Roadway Corp. *YELL*             985577105                                  03/31/05                5,120
                    1       Elect Directors                               For          Split                       Mgmt
                    1.1     Elect Director Cassandra C. Carr --- For
                               The composition of the board does not meet our
                               standard for board independence. A two-thirds
                               majority of independent directors on a board is a
                               direct way to assure that shareholder interests
                               will be properly represented on a board. We will
                               vote FOR the director nominees with the exception
                               of insider William D. Zollars and affiliated
                               outsiders Howard M. Dean, John C. McKelvey, and
                               William L. Trubeck, from whom we will WITHHOLD
                               votes for lack of a two-thirds majority
                               independent board. We will also WITHHOLD votes
                               from Howard M. Dean, John C. McKelvey, and
                               William L. Trubeck for standing as affiliated
                               outsiders on key board committees, and from
                               William D. Zollars for serving as both chairman
                               and CEO.
                    1.2     Elect Director Howard M. Dean --- Withhold
                    1.3     Elect Director Frank P. Doyle --- For
                    1.4     Elect Director John F. Fiedler --- For
                    1.5     Elect Director Dennis E. Foster --- For
                    1.6     Elect Director John C. McKelvey --- Withhold
                    1.7     Elect Director Phillip J. Meek --- For
                    1.8     Elect Director William L. Trubeck ---
                            Withhold
                    1.9     Elect Director Carl W. Vogt --- For
                    1.10    Elect Director William D. Zollars ---
                            Withhold
                    2       Ratify Auditors                               For          For                         Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions
                               upon which  investors  then rely.          We  support this
                               item.  The  non-audit  consulting  fees  are  less  than 25 percent of total fees paid.  As such,  we will vote for the company's auditor.


05/19/05 - A        Yum Brands, Inc. *YUM*                  988498101                                  03/21/05               10,780
                    1       Declassify the Board of Directors             For          For                         Mgmt
                               PVS commends management for submitting this
                               proposal, which demonstrates a commitment to
                               shareholders' interests.
                    2       Elect Directors                               For          Split                       Mgmt
                    2.1     Elect Director David W. Dorman --- For
                               We will vote FOR the director nominees with the
                               exception of David C. Novak, from whom we will
                               WITHHOLD votes for serving as both chairman and
                               CEO. We will also WITHHOLD votes from Thomas M.
                               Ryan for serving on an excessive number of
                               boards.
                    2.2     Elect Director Massimo Ferragamo --- For
                    2.3     Elect Director J. David Grissom --- For
                    2.4     Elect Director Bonnie Hill --- For
                    2.5     Elect Director Robert Holland, Jr. --- For
                    2.6     Elect Director Kenneth G. Langone --- For
                    2.7     Elect Director Jonathan S. Linen --- For
                    2.8     Elect Director David C. Novak --- Withhold
                    2.9     Elect Director Andrall E. Pearson --- For
                    2.10    Elect Director Thomas M. Ryan --- Withhold
                    2.11    Elect Director Jackie Trujillo --- For
                    2.12    Elect Director Robert J. Ulrich --- For
                    3       Elect Directors David W. Dorman, Massimo      For          Against                     Mgmt
                            Ferragamo, Thomas M. Ryan, Robert Ulrich
                            and Jonathan Linen
                               We will vote FOR the director nominees with the
                               exception of Thomas M. Ryan, from whom we will
                               WITHHOLD votes for serving on an excessive number
                               of boards. Since the ballot does not allow for
                               vote recommendations on individual directors, we
                               will WITHHOLD votes from the entire slate of
                               director nominees on Item 3.
                    4       Ratify Auditors                               For          Against                     Mgmt
                               The  ratification  of auditors is no longer a routine item.
                               Accounting  scandals at  companies  underscore  the need to
                               ensure  auditor   independence   in  the  face  of  selling
                               consulting services to audit clients.  The outside auditing process is the backbone upon which the financial  health of a company is  measured.  To maintain  the  integrity of the auditing  process,  the  independence of an outside auditor is absolutely  essential for rendering  objective  opinions upon which  investors  then rely.  We do not  support  this item.  The  company  has  retained  the same  audit firm in
                               excess  of  seven  years.  We  believe   mandatory  auditor
                               rotation  is an  effective  mechanism  for  mitigating  the
                               potential   risks   borne   by   long-term   auditor-client
                               relationships,  and is a safeguard against improper audits.
                               PVS does not  support  the  ratification  of an  auditor if their tenure at a company exceeds seven years.
                    5       Sustainability Report                         Against      For                         ShrHoldr
                               We believe  that  preparation  of this report will  provide shareholders  with a more  complete  view of the  company's sustainability  issues,  as  such,  we  will  support  this proposal.
                    6       Prepare a Diversity Report                    Against      For                         ShrHoldr
                               Regarding  the recent  class action  lawsuit in  California
                               regarding   accessibility   for   handicapped   or  elderly
                               customers,   PVS  does   question   the   feasibility   and
                               appropriateness  of asking the company to provide  detailed information  on  this  ongoing  litigation  outside  of its discussion of legal activity in company  filings.  However, we believe that the  preparation  of the  requested  report will further  strengthen  the company's  diversity  efforts and  reporting and makes sense for  preserving  shareholder value by helping to insulate the company  from  potentially adverse litigation and public relations backlash,  as such, we support this request.
                    7       Adopt MacBride Principles                     Against      For                         ShrHoldr
                               Based on the fact that the  implementation  of the MacBride
                               Principles  would  reinforce  the  company's  commitment to creating a  workplace  free of  discrimination,  we support this proposal as an appropriate  obligation for the company to undertake.
                    8       Report on Genetically Modified Organisms      Against      For                         ShrHoldr
                            (GMO)
                               While we understand the company's claim that it
                               is in compliance with all applicable regulations
                               regarding food safety, we believe that the
                               proponents' concerns are justified. We are
                               sympathetic with the proponents concerns
                               regarding their unforeseen public acceptability,
                               and we support reporting on company GE products
                               and detailing a plan should GE products become
                               unacceptable in certain markets. We feel that
                               support for this reporting request goes
                               hand-in-hand with management's stated commitment
                               to and interest in consumer and food safety.
                               Given that the requested report would provide
                               better understanding of the company's products
                               and ensure company's commitment to address
                               shareholders' concerns regarding this issue, we
                               will support this proposal.
                    9       Report on Animal Welfare Standards            Against      For                         ShrHoldr
                               In the  case  of Yum  Brands,  the  company  appears  to be taking  reasonable  steps to support  animal welfare in its supplier  relationships.  PVS notes  that the  company  has
                               detailed   discussion   on  this  topic  on  its   website,
                               including  its  Guiding   Principles,   which  outline  the
                               company's   policy  and  certain  audit,   monitoring,   or
                               compliance  procedures that evaluate supplier  adherence to these guidelines.  However, this proposal requests that the company  produce a report  regarding  adherence to policies on animal  cruelty,  the company has already  supplied some of this  information  on its  website.  PVS feels  that the company can at reasonable  cost,  and with the exclsuion of any propriety information,  produce the report as requested in this proposal. As such, we will support this proposal.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Principal Partners MidCap Growth Fund, Inc.
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By (Signature and Title)    /s/ Ralph C. Eucher
                         -------------------------------------------------------
                            Ralph C. Eucher
                            President and Chief Executive Officer

Date              August 30, 2005
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